UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	August 1, 2017 — January 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 18

Putnam RetirementReady Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 18

Message from the Trustees	1
Interview with your fund’s portfolio manager	3
Your fund’s performance	8
Your fund’s expenses	17
Terms and definitions	24
Other information for shareholders	25
Financial statements	26

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments; and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply: Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Message from the Trustees

March 13, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, the U.S. stock market has encountered some challenges. Following several turbulent days, the S&P 500 Index entered correction territory on February 8, 2018, closing more than 10% below its January 2018 peak. Global stock and bond markets have also struggled as concerns grow about rising inflation and interest rates.

While declines like this can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. You can learn more about how your fund performed, and your fund manager’s outlook for the coming months, in the following report.

Thank you for investing with Putnam.

Performance history as of 1/31/18

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year	6 months†
2060 Fund	13.24%	—	—	—	23.43%	12.99%
2055 Fund	11.21	—	11.97%	10.35%	23.15	12.82
2050 Fund	7.31	7.16%	11.77	10.11	22.48	12.44
2045 Fund	7.26	7.03	11.43	9.81	21.53	11.91
2040 Fund	7.08	6.82	10.81	9.16	19.78	10.80
2035 Fund	6.61	6.30	9.72	8.06	17.10	9.24
2030 Fund	6.00	5.57	8.32	6.60	13.91	7.39
2025 Fund	5.27	4.68	6.80	5.09	10.66	5.51
2020 Fund	4.38	3.75	5.26	3.78	8.04	3.93
Retirement Income
Fund Lifestyle 1	3.16	2.98	3.57	2.83	6.23	2.96

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Putnam Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–17 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/18. See above and pages 8–17 for additional fund performance information. Index descriptions can be found on pages 24–25.

2 RetirementReady® Funds

Jason R. Vaillancourt, CFA
Portfolio Manager

Jason is Co-Head of Global Asset Allocation. He has an M.B.A. from the Booth School of Business at the University of Chicago and a B.S. from Northeastern University.

In addition to Jason, your fund’s portfolio managers are Robert J. Schoen, Chief Investment Officer, Global Asset Allocation, and James A. Fetch, Co-Head of Global Asset Allocation.

Jason, how did the funds perform for the six-month reporting period?

Performance was positive for all the Putnam RetirementReady portfolios. As would be expected, the funds with greater allocations to stocks, for investors with decades until retirement, had greater returns than the shorter-dated funds, which have proportionately higher exposure to bonds and other fixed-income investments.

U.S. stocks, as measured by the S&P 500 Index, returned 15.43% for the period, and stocks of non-U.S. developed countries, as measured by the MSCI EAFE Index [ND], returned 12.14%. By contrast, the Bloomberg Barclays U.S. Aggregate Bond Index was down 0.36%, reflecting yield curve flattening during the period as short-term rates increased and long-term rates were mostly unchanged.

What was the investment environment like during the reporting period?

Stock markets extended a streak of strong momentum and low volatility in the United States and globally during the period. In spite of political tensions with North Korea and a dramatic start to the hurricane season,

RetirementReady® Funds 3

investors continued to display a preference for riskier assets.

Economic conditions remained solid during the period, with U.S. gross domestic product [GDP] readings in the neighborhood of 3% and the unemployment rate stable at just over 4%. Inflation readings remained steady in spite of third-quarter weather-related disruptions in the United States and an uptick in oil prices. After a contentious legislative period, the U.S. Congress passed a comprehensive and business-friendly tax reform bill in December.

The Federal Open Market Committee [FOMC] raised rates 25 basis points at its December meeting, the third increase of 2017, and indicated their expectations for three increases in 2018, pending economic readings and events that might change the outlook.

What is the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the glide path favors larger allocations to equities in order to generate growth. While these larger equity positions can experience periodic downturns, the extended retirement investment horizon allows time for recovery, as well as the chance to benefit from the expected long-term upward trajectory of equity markets. A fund’s stock allocations gradually diminish over time in favor of what we consider to be less volatile assets, such as bonds, in an effort to protect capital as investors approach retirement.

As an investor advances toward retirement, the glide path allocates a growing percentage to our Putnam Absolute Return suite of funds. Our objective is to attempt to reduce market risk across all assets as an investor approaches retirement, while delivering a more diverse set of risks and returns at the portfolio level.

What strategies for the underlying funds contributed or detracted from the funds’ absolute performance during the reporting period?

Throughout the period, we generally kept the funds’ asset class allocations relatively close to neutral, as we expected markets to perform generally in line with benchmark allocations to stocks, bonds, and other fixed-income securities. Within asset class allocations, performance was aided by a slight overweight to U.S. large-cap stocks, which performed well during the period. Our stock selection, in the United States as well as in international developed and emerging markets, also contributed to positive results. A tactical exposure to commodities added value. Allocations to all absolute return strategies were positive for the period and helped to reduce volatility of returns.

Although the shorter-dated funds have equity allocations below the industry average, positive returns across asset classes helped these funds advance. While stocks outperformed bonds, our out-of-benchmark fixed-income strategies also helped returns.

What is your outlook for the coming months?

After an extended period of market gains, we believe that stocks could experience a phase of increased volatility. At the same time, in our view, economic factors are not signaling a recession. For the most part, consumer and business confidence remains high. Based on actions by the Fed and how fixed-income markets are reacting, we expect rate normalization to continue, though monetary policy on the whole remains mostly accommodative.

4 RetirementReady® Funds

As of the end of the period, we have positioned the funds to be able to take advantage of opportunities that may arise after a period of outperformance in some stock categories. Within dynamic asset allocation, we will continue to take a tactical approach, adjusting the funds’ exposure across various markets as conditions warrant.

Within the U.S. equity market, we believe it will be necessary to remain flexible. With the new tax laws in place, we believe infrastructure spending may take center stage. At the same time, there has been little movement on trade policy, leaving uncertainty around this issue. Another asset, high-yield bonds, ended with slightly positive performance over the reporting period, but is becoming less attractive, in our view, as spreads tighten and the credit cycle advances.

As always, the global economic growth outlook will be a factor. We believe it currently has a solid foundation.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2018. The Portfolio Managers can adjust allocations based on market conditions. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. Each fund seeks a return that exceeds that of U.S. Treasury bills by a targeted amount, plus a number of basis points specified in the fund’s name, on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments.

6 RetirementReady® Funds

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 1/31/18

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation
Equity Fund	73.1%	69.0%	52.8%	33.5%	10.7%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.3%	20.5%	36.0%	54.2%	68.4%	53.5%	17.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	47.4%	42.0%	14.6%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.3%	34.2%
Putnam Absolute Return
700 Fund®	7.3%	7.2%	7.2%	7.2%	8.7%	11.5%	13.2%	12.2%	5.9%	0.0%
Putnam Absolute Return
500 Fund®	2.2%	2.1%	2.1%	2.3%	3.9%	5.2%	7.2%	13.4%	23.4%	29.8%
Putnam Absolute Return
300 Fund®	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.6%	10.0%	15.7%	21.1%
Putnam Absolute Return
100 Fund®	0.6%	0.8%	1.5%	2.4%	2.4%	2.9%	3.9%	5.2%	7.2%	9.0%
Putnam Government Money
Market Fund	0.5%	0.4%	0.4%	0.4%	1.7%	2.9%	3.9%	5.1%	5.9%	5.9%

Percentages are based on net assets as of 1/31/18. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/18

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	30.93%	23.40%	28.80%	25.80%	28.77%	28.77%	29.51%	24.98%	30.22%	31.76%	31.57%
Annual average	13.24	10.19	12.39	11.18	12.38	12.38	12.68	10.84	12.96	13.58	13.50
1 year	23.43	16.34	22.49	17.49	22.38	21.38	22.70	18.41	23.07	23.77	23.62
6 months	12.99	6.49	12.63	7.63	12.51	11.51	12.74	8.79	12.87	13.23	13.08
2055 Fund†
Life of fund	114.12%	101.81%	102.76%	102.76%	102.91%	102.91%	106.56%	99.33%	110.34%	118.41%	118.01%
Annual average	11.21	10.29	10.37	10.37	10.38	10.38	10.65	10.10	10.93	11.52	11.49
5 years	75.96	65.84	69.43	67.43	69.55	69.55	71.62	65.61	73.92	78.63	78.30
Annual average	11.97	10.65	11.12	10.86	11.14	11.14	11.41	10.62	11.70	12.30	12.26
3 years	34.37	26.65	31.25	28.25	31.32	31.32	32.34	27.71	33.38	35.65	35.40
Annual average	10.35	8.19	9.49	8.65	9.51	9.51	9.79	8.50	10.08	10.70	10.63
1 year	23.15	16.07	22.21	17.21	22.26	21.26	22.52	18.23	22.88	23.63	23.41
6 months	12.82	6.33	12.38	7.38	12.40	11.40	12.52	8.59	12.72	13.05	12.93
2050 Fund‡
Annual average
(life of fund)	7.31%	6.82%	6.81%	6.81%	6.51%	6.51%	6.77%	6.47%	7.04%	7.59%	7.58%
10 years	99.68	88.20	87.99	87.99	85.29	85.29	89.95	83.31	94.72	104.94	104.72
Annual average	7.16	6.53	6.52	6.52	6.36	6.36	6.63	6.25	6.89	7.44	7.43
5 years	74.46	64.43	68.00	66.00	68.13	68.13	70.21	64.25	72.33	76.91	76.72
Annual average	11.77	10.46	10.93	10.67	10.95	10.95	11.22	10.43	11.50	12.09	12.06
3 years	33.49	25.82	30.54	27.54	30.54	30.54	31.50	26.90	32.55	34.68	34.54
Annual average	10.11	7.96	9.29	8.45	9.29	9.29	9.56	8.27	9.85	10.43	10.39
1 year	22.48	15.43	21.57	16.57	21.58	20.58	21.84	17.58	22.17	22.89	22.81
6 months	12.44	5.98	11.97	6.97	12.02	11.02	12.13	8.21	12.30	12.59	12.62

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2045 Fund
Annual average
(life of fund)	7.26%	6.79%	6.78%	6.78%	6.46%	6.46%	6.73%	6.45%	7.00%	7.55%	7.53%
10 years	97.19	85.86	85.67	85.67	83.00	83.00	87.61	81.05	92.32	102.56	102.22
Annual average	7.03	6.39	6.38	6.38	6.23	6.23	6.49	6.12	6.76	7.31	7.30
5 years	71.78	61.91	65.47	63.47	65.46	65.46	67.47	61.61	69.61	74.25	73.96
Annual average	11.43	10.12	10.60	10.33	10.60	10.60	10.86	10.08	11.15	11.75	11.71
3 years	32.41	24.79	29.52	26.52	29.50	29.50	30.43	25.87	31.42	33.66	33.44
Annual average	9.81	7.66	9.00	8.16	9.00	9.00	9.26	7.97	9.53	10.15	10.09
1 year	21.53	14.55	20.60	15.60	20.61	19.61	20.94	16.70	21.21	22.02	21.84
6 months	11.91	5.47	11.46	6.46	11.47	10.47	11.48	7.58	11.75	12.12	12.03
2040 Fund
Annual average
(life of fund)	7.08%	6.60%	6.59%	6.59%	6.28%	6.28%	6.54%	6.25%	6.81%	7.35%	7.34%
10 years	93.39	82.27	82.09	82.09	79.43	79.43	83.87	77.43	88.64	98.53	98.25
Annual average	6.82	6.19	6.18	6.18	6.02	6.02	6.28	5.90	6.55	7.10	7.08
5 years	67.03	57.43	60.88	58.88	60.86	60.86	62.93	57.23	65.01	69.37	69.14
Annual average	10.81	9.50	9.98	9.70	9.97	9.97	10.26	9.47	10.54	11.11	11.08
3 years	30.06	22.58	27.16	24.16	27.11	27.11	28.11	23.62	29.09	31.22	31.04
Annual average	9.16	7.02	8.34	7.48	8.33	8.33	8.61	7.32	8.88	9.48	9.43
1 year	19.78	12.89	18.90	13.90	18.89	17.89	19.18	15.01	19.48	20.16	20.07
6 months	10.80	4.43	10.44	5.44	10.42	9.42	10.53	6.67	10.70	11.05	10.95
2035 Fund
Annual average
(life of fund)	6.61%	6.13%	6.12%	6.12%	5.81%	5.81%	6.07%	5.79%	6.33%	6.88%	6.87%
10 years	84.22	73.62	73.51	73.51	70.86	70.86	75.15	69.02	79.66	89.10	88.85
Annual average	6.30	5.67	5.67	5.67	5.50	5.50	5.76	5.39	6.03	6.58	6.56
5 years	59.00	49.86	53.16	51.16	53.12	53.12	55.05	49.62	56.98	61.16	60.95
Annual average	9.72	8.43	8.90	8.61	8.89	8.89	9.17	8.39	9.44	10.01	9.99
3 years	26.18	18.92	23.34	20.34	23.33	23.33	24.27	19.92	25.22	27.28	27.11
Annual average	8.06	5.95	7.24	6.37	7.24	7.24	7.51	6.24	7.79	8.37	8.33
1 year	17.10	10.37	16.22	11.22	16.21	15.21	16.50	12.43	16.80	17.50	17.37
6 months	9.24	2.96	8.83	3.83	8.84	7.84	8.96	5.14	9.08	9.41	9.41
2030 Fund
Annual average
(life of fund)	6.00%	5.53%	5.52%	5.52%	5.21%	5.21%	5.47%	5.19%	5.74%	6.28%	6.27%
10 years	71.99	62.10	61.91	61.91	59.63	59.63	63.57	57.84	67.84	76.57	76.37
Annual average	5.57	4.95	4.94	4.94	4.79	4.79	5.04	4.67	5.31	5.85	5.84
5 years	49.13	40.56	43.64	41.64	43.72	43.72	45.45	40.36	47.36	51.21	51.04
Annual average	8.32	7.05	7.51	7.21	7.52	7.52	7.78	7.02	8.06	8.62	8.60
3 years	21.14	14.17	18.44	15.44	18.51	18.51	19.35	15.17	20.26	22.23	22.09
Annual average	6.60	4.52	5.80	4.90	5.83	5.83	6.07	4.82	6.34	6.92	6.88
1 year	13.91	7.36	13.04	8.04	13.12	12.12	13.34	9.38	13.65	14.31	14.22
6 months	7.39	1.21	7.00	2.00	7.02	6.02	7.13	3.38	7.27	7.59	7.57

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/18 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2025 Fund
Annual average
(life of fund)	5.27%	4.81%	4.80%	4.80%	4.49%	4.49%	4.75%	4.47%	5.01%	5.55%	5.54%
10 years	57.93	48.85	48.71	48.71	46.49	46.49	50.16	44.90	53.97	62.14	61.89
Annual average	4.68	4.06	4.05	4.05	3.89	3.89	4.15	3.78	4.41	4.95	4.94
5 years	38.95	30.96	33.87	31.87	33.83	33.83	35.48	30.74	37.18	40.88	40.66
Annual average	6.80	5.54	6.01	5.69	6.00	6.00	6.26	5.51	6.53	7.10	7.06
3 years	16.07	9.39	13.48	10.48	13.51	13.51	14.35	10.35	15.20	17.10	16.91
Annual average	5.09	3.04	4.31	3.38	4.31	4.31	4.57	3.34	4.83	5.40	5.35
1 year	10.66	4.29	9.86	4.86	9.87	8.87	10.09	6.23	10.36	11.04	10.91
6 months	5.51	–0.56	5.12	0.12	5.11	4.11	5.24	1.56	5.36	5.68	5.64
2020 Fund
Annual average
(life of fund)	4.38%	3.92%	3.91%	3.91%	3.60%	3.60%	3.86%	3.58%	4.12%	4.65%	4.64%
10 years	44.56	36.25	36.17	36.17	34.06	34.06	37.44	32.63	40.92	48.34	48.18
Annual average	3.75	3.14	3.14	3.14	2.97	2.97	3.23	2.86	3.49	4.02	4.01
5 years	29.24	21.81	24.48	22.48	24.49	24.49	26.01	21.60	27.63	31.00	30.86
Annual average	5.26	4.02	4.48	4.14	4.48	4.48	4.73	3.99	5.00	5.55	5.53
3 years	11.78	5.36	9.28	6.28	9.27	9.27	10.10	6.24	10.92	12.72	12.60
Annual average	3.78	1.75	3.00	2.05	3.00	3.00	3.26	2.04	3.52	4.07	4.04
1 year	8.04	1.82	7.24	2.24	7.18	6.18	7.48	3.72	7.73	8.36	8.32
6 months	3.93	–2.05	3.52	–1.48	3.52	2.52	3.65	0.03	3.77	4.11	4.07
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	3.16%	2.84%	2.69%	2.69%	2.39%	2.39%	2.77%	2.52%	2.90%	3.43%	3.42%
10 years	34.15	28.78	26.33	26.33	24.42	24.42	29.72	25.50	30.79	37.68	37.49
Annual average	2.98	2.56	2.36	2.36	2.21	2.21	2.64	2.30	2.72	3.25	3.24
5 years	19.20	14.43	14.89	12.89	14.77	14.77	17.74	13.91	17.72	20.85	20.69
Annual average	3.57	2.73	2.81	2.45	2.79	2.79	3.32	2.64	3.32	3.86	3.83
3 years	8.72	4.38	6.34	3.34	6.31	6.31	7.96	4.45	7.92	9.65	9.50
Annual average	2.83	1.44	2.07	1.10	2.06	2.06	2.59	1.46	2.57	3.12	3.07
1 year	6.23	1.98	5.43	0.43	5.42	4.42	5.97	2.53	5.98	6.56	6.48
6 months	2.96	–1.16	2.63	–2.37	2.56	1.56	2.88	–0.46	2.82	3.12	3.08

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6 and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

10 RetirementReady® Funds

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

Comparative index returns For periods ended 1/31/18

		Bloomberg Barclays U. S.
	S&P 500 Index	Aggregate Bond Index
Annual average (life of fund)
(since 11/1/04)*	9.41%	3.97%
Annual average (life of fund)
(since 5/2/05)†	9.52	4.05
Life of fund	178.09	21.93
Annual average (since 11/30/10)‡	15.34	2.81
Life of fund	41.94	4.72
Annual average (since 11/30/15)**	17.54	2.15
10 years	154.22	43.98
Annual average	9.78	3.71
5 years	109.22	10.45
Annual average	15.91	2.01
3 years	50.73	3.47
Annual average	14.66	1.14
1 year	26.41	2.15
6 months	15.43	–0.36

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of Putnam RetirementReady 2050 Fund.

‡ Inception date of Putnam RetirementReady 2055 Fund.

** Inception date of Putnam RetirementReady 2060 Fund.

RetirementReady® Funds 11

Fund price and distribution information For the six-month period ended 1/31/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2060 Fund
Number	1		1	1	1		1	1	1
Income	$0.474		$0.371	$0.394	$0.405		$0.441	$0.495	$0.487
Capital gains
Long-term gains	0.172		0.172	0.172	0.172		0.172	0.172	0.172
Short-term gains	—		—	—	—		—	—	—
Total	$0.646		$0.543	$0.566	$0.577		$0.613	$0.667	$0.659
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$11.11	$11.79	$11.05	$11.03	$11.08	$11.48	$11.10	$11.15	$11.14
1/31/18	11.88	12.60	11.88	11.82	11.89	12.32	11.89	11.93	11.91
2055 Fund
Number		1	1	1		1	1	1	1
Income	$0.483		$0.392	$0.395	$0.398		$0.446	$0.523	$0.507
Capital gains
Long-term gains	0.168		0.168	0.168	0.168		0.168	0.168	0.168
Short-term gains	—		—	—	—		—	—	—
Total	$0.651		$0.560	$0.563	$0.566		$0.614	$0.691	$0.675
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$11.92	$12.65	$11.81	$11.66	$11.89	$12.32	$11.86	$12.03	$12.01
1/31/18	12.77	13.55	12.69	12.52	12.79	13.25	12.73	12.88	12.86
2050 Fund
Number		1	1	1		1	1	1	1
Income	$0.839		$0.690	$0.668	$0.742		$0.798	$0.907	$0.888
Capital gains
Long-term gains	0.128		0.128	0.128	0.128		0.128	0.128	0.128
Short-term gains	—		—	—	—		—	—	—
Total	$0.967		$0.818	$0.796	$0.870		$0.926	$1.035	$1.016
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$19.41	$20.59	$19.13	$18.95	$19.57	$20.28	$19.20	$19.58	$19.54
1/31/18	20.82	22.09	20.57	20.40	21.04	21.80	20.60	20.97	20.95
2045 Fund
Number	1		1	1	1		1	1	1
Income	$0.988		$0.844	$0.849	$0.833		$0.916	$1.062	$1.036
Capital gains	—		—	—	—		—	—	—
Total	$0.988		$0.844	$0.849	$0.833		$0.916	$1.062	$1.036
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$21.46	$22.77	$19.51	$19.53	$20.85	$21.61	$22.04	$25.76	$25.72
1/31/18	22.99	24.39	20.87	20.89	22.38	23.19	23.68	27.78	27.74

12 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/18 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2040 Fund
Number	1		1	1	1		1	1	1
Income	$1.101		$0.938	$0.954	$1.070		$1.001	$1.176	$1.157
Capital gains
Long-term gains	0.019		0.019	0.019	0.019		0.019	0.019	0.019
Short-term gains	—		—	—	—		—	—	—
Total	$1.120		$0.957	$0.973	$1.089		$1.020	$1.195	$1.176
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$23.21	$24.63	$21.35	$21.06	$21.78	$22.57	$23.95	$27.29	$27.26
1/31/18	24.56	26.06	22.59	22.25	22.95	23.78	25.46	29.07	29.03
2035 Fund
Number	1		1	1	1		1	1	1
Income	$0.843		$0.645	$0.669	$0.732		$0.801	$0.920	$0.895
Capital gains	—		—	—	—		—	—	—
Total	$0.843		$0.645	$0.669	$0.732		$0.801	$0.920	$0.895
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$23.10	$24.51	$21.21	$21.12	$22.23	$23.04	$22.26	$27.03	$26.98
1/31/18	24.37	25.86	22.42	22.30	23.47	24.32	23.46	28.63	28.60
2030 Fund
Number	1		1	1	1		1	1	1
Income	$0.719		$0.546	$0.576	$0.618		$0.673	$0.795	$0.779
Capital gains	—		—	—	—		—	—	—
Total	$0.719		$0.546	$0.576	$0.618		$0.673	$0.795	$0.779
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$22.51	$23.88	$21.36	$21.32	$21.88	$22.67	$21.39	$25.84	$25.80
1/31/18	23.44	24.87	22.30	22.23	22.81	23.64	22.26	26.99	26.96
2025 Fund
Number	1		1	1	1		1	1	1
Income	$0.486		$0.333	$0.329	$0.324		$0.448	$0.563	$0.542
Capital gains	—		—	—	—		—	—	—
Total	$0.486		$0.333	$0.329	$0.324		$0.448	$0.563	$0.542
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$22.36	$23.72	$20.84	$20.78	$21.13	$21.90	$20.97	$22.55	$22.50
1/31/18	23.10	24.51	21.57	21.51	21.91	22.70	21.64	23.26	23.22

RetirementReady® Funds 13

Fund price and distribution information For the six-month period ended 1/31/18 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2020 Fund
Number	1		1	1	1		1	1	1
Income	$0.452		$0.287	$0.296	$0.296		$0.415	$0.516	$0.506
Capital gains	—		—	—	—		—	—	—
Total	$0.452		$0.287	$0.296	$0.296		$0.415	$0.516	$0.506
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$19.47	$20.66	$18.73	$18.71	$19.10	$19.79	$18.77	$21.90	$21.88
1/31/18	19.78	20.99	19.10	19.07	19.50	20.21	19.06	22.28	22.26
Retirement Income
Fund
Lifestyle 1
Number	6		1	1	6		6	6	6
Income	$0.360		$0.323	$0.323	$0.338		$0.336	$0.391	$0.384
Capital gains	—		—	—	—		—	—	—
Total	$0.360		$0.323	$0.323	$0.338		$0.336	$0.391	$0.384
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/17	$17.65	$18.39	$17.28	$17.33	$17.69	$18.28	$17.64	$17.71	$17.71
1/31/18	17.81	18.55	17.41	17.45	17.86	18.46	17.80	17.87	17.87

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/17

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	25.64%	18.41%	23.71%	20.71%	23.65%	23.65%	24.28%	19.93%	24.96%	26.46%	26.27%
Annual average	11.58	8.45	10.75	9.45	10.73	10.73	11.00	9.12	11.29	11.93	11.85
1 year	20.58	13.65	19.65	14.65	19.64	18.64	19.87	15.67	20.23	21.05	20.89
6 months	10.92	4.54	10.57	5.57	10.44	9.44	10.58	6.71	10.81	11.17	11.01
2055 Fund†
Life of fund	105.57%	93.75%	94.93%	94.93%	94.97%	94.97%	98.48%	91.53%	102.08%	109.77%	109.36%
Annual average	10.71	9.79	9.88	9.88	9.88	9.88	10.16	9.61	10.44	11.03	11.00
5 years	76.76	66.59	70.27	68.27	70.18	70.18	72.37	66.34	74.66	79.32	78.97
Annual average	12.07	10.75	11.23	10.97	11.22	11.22	11.50	10.71	11.80	12.39	12.35
3 years	27.96	20.60	25.15	22.15	25.14	25.14	26.14	21.73	27.10	29.23	28.98
Annual average	8.57	6.44	7.77	6.90	7.76	7.76	8.05	6.77	8.32	8.92	8.85
1 year	20.44	13.51	19.48	14.48	19.48	18.48	19.81	15.62	20.15	20.94	20.71
6 months	10.82	4.45	10.38	5.38	10.37	9.37	10.54	6.67	10.72	11.06	10.95

14 RetirementReady® Funds

Fund performance as of most recent calendar quarter

Total return for periods ended 12/31/17 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2050 Fund‡
Annual average
(life of fund)	7.03%	6.54%	6.53%	6.53%	6.23%	6.23%	6.50%	6.20%	6.76%	7.31%	7.30%
10 years	77.82	67.60	67.38	67.38	64.92	64.92	69.13	63.21	73.37	82.47	82.18
Annual average	5.93	5.30	5.29	5.29	5.13	5.13	5.40	5.02	5.66	6.20	6.18
5 years	75.43	65.34	68.96	66.96	68.95	68.95	71.14	65.15	73.27	77.85	77.56
Annual average	11.90	10.58	11.06	10.80	11.06	11.06	11.34	10.55	11.62	12.20	12.17
3 years	27.44	20.11	24.60	21.60	24.63	24.63	25.61	21.21	26.54	28.63	28.42
Annual average	8.42	6.30	7.61	6.74	7.62	7.62	7.90	6.62	8.16	8.75	8.70
1 year	19.91	13.02	19.04	14.04	19.03	18.03	19.39	15.21	19.64	20.35	20.20
6 months	10.57	4.21	10.14	5.14	10.11	9.11	10.29	6.43	10.41	10.79	10.65
2045 Fund
Annual average
(life of fund)	7.01%	6.53%	6.53%	6.53%	6.21%	6.21%	6.48%	6.19%	6.75%	7.29%	7.28%
10 years	76.13	66.00	65.94	65.94	63.44	63.44	67.56	61.70	71.76	80.88	80.57
Annual average	5.82	5.20	5.19	5.19	5.04	5.04	5.30	4.92	5.56	6.11	6.09
5 years	72.68	62.75	66.30	64.30	66.26	66.26	68.46	62.56	70.48	75.11	74.81
Annual average	11.54	10.23	10.71	10.44	10.70	10.70	10.99	10.21	11.26	11.86	11.82
3 years	26.81	19.52	23.98	20.98	23.97	23.97	24.94	20.57	25.84	28.00	27.77
Annual average	8.24	6.12	7.43	6.55	7.42	7.42	7.71	6.43	7.96	8.58	8.51
1 year	19.26	12.40	18.36	13.36	18.37	17.37	18.65	14.50	18.97	19.71	19.53
6 months	10.18	3.84	9.75	4.75	9.71	8.71	9.87	6.02	10.04	10.40	10.31
2040 Fund
Annual average
(life of fund)	6.86%	6.38%	6.37%	6.37%	6.06%	6.06%	6.32%	6.04%	6.60%	7.13%	7.12%
10 years	74.02	64.01	63.84	63.84	61.39	61.39	65.47	59.68	69.70	78.59	78.39
Annual average	5.70	5.07	5.06	5.06	4.90	4.90	5.17	4.79	5.43	5.97	5.96
5 years	68.23	58.56	62.02	60.02	62.04	62.04	64.09	58.35	66.12	70.49	70.30
Annual average	10.96	9.66	10.13	9.86	10.13	10.13	10.41	9.63	10.68	11.26	11.24
3 years	25.25	18.05	22.45	19.45	22.39	22.39	23.38	19.06	24.33	26.34	26.20
Annual average	7.79	5.69	6.98	6.10	6.97	6.97	7.25	5.99	7.53	8.10	8.06
1 year	17.95	11.17	17.05	12.05	17.00	16.00	17.36	13.25	17.64	18.29	18.24
6 months	9.45	3.16	9.06	4.06	9.02	8.02	9.17	5.35	9.33	9.67	9.61
2035 Fund
Annual average
(life of fund)	6.44%	5.96%	5.95%	5.95%	5.65%	5.65%	5.91%	5.62%	6.17%	6.72%	6.70%
10 years	67.45	57.82	57.66	57.66	55.30	55.30	59.19	53.62	63.27	71.91	71.62
Annual average	5.29	4.67	4.66	4.66	4.50	4.50	4.76	4.39	5.02	5.57	5.55
5 years	60.41	51.19	54.50	52.50	54.51	54.51	56.44	50.97	58.42	62.68	62.40
Annual average	9.91	8.62	9.09	8.81	9.09	9.09	9.36	8.59	9.64	10.22	10.18
3 years	22.50	15.46	19.77	16.77	19.79	19.79	20.67	16.44	21.59	23.63	23.42
Annual average	7.00	4.91	6.20	5.30	6.20	6.20	6.46	5.21	6.73	7.33	7.27
1 year	15.85	9.19	14.95	9.95	14.98	13.98	15.24	11.21	15.53	16.26	16.09
6 months	8.34	2.11	7.89	2.89	7.94	6.94	8.02	4.24	8.19	8.55	8.47

RetirementReady® Funds 15

Fund performance as of most recent calendar quarter

Total return for periods ended 12/31/17 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2030 Fund
Annual average
(life of fund)	5.89%	5.42%	5.41%	5.41%	5.10%	5.10%	5.36%	5.07%	5.63%	6.16%	6.15%
10 years	58.24	49.14	48.92	48.92	46.77	46.77	50.44	45.17	54.33	62.36	62.17
Annual average	4.70	4.08	4.06	4.06	3.91	3.91	4.17	3.80	4.43	4.97	4.95
5 years	50.77	42.10	45.12	43.12	45.19	45.19	47.03	41.88	48.83	52.82	52.64
Annual average	8.56	7.28	7.73	7.43	7.74	7.74	8.01	7.25	8.28	8.85	8.83
3 years	18.81	11.98	16.14	13.14	16.21	16.21	17.03	12.94	17.93	19.88	19.73
Annual average	5.91	3.84	5.11	4.20	5.14	5.14	5.38	4.14	5.65	6.23	6.19
1 year	13.22	6.71	12.35	7.35	12.37	11.37	12.67	8.73	12.96	13.60	13.51
6 months	6.94	0.79	6.48	1.48	6.55	5.55	6.67	2.93	6.80	7.13	7.08
2025 Fund
Annual average
(life of fund)	5.21%	4.74%	4.74%	4.74%	4.42%	4.42%	4.69%	4.40%	4.95%	5.48%	5.48%
10 years	47.11	38.66	38.55	38.55	36.45	36.45	39.93	35.03	43.48	51.02	50.84
Annual average	3.94	3.32	3.31	3.31	3.16	3.16	3.42	3.05	3.68	4.21	4.20
5 years	40.53	32.45	35.35	33.35	35.38	35.38	37.13	32.33	38.87	42.51	42.34
Annual average	7.04	5.78	6.24	5.92	6.25	6.25	6.52	5.76	6.79	7.34	7.32
3 years	14.88	8.27	12.34	9.34	12.36	12.36	13.22	9.26	14.04	15.91	15.78
Annual average	4.73	2.68	3.95	3.02	3.96	3.96	4.22	2.99	4.48	5.05	5.00
1 year	10.56	4.20	9.75	4.75	9.70	8.70	10.03	6.18	10.29	10.95	10.87
6 months	5.46	–0.61	5.01	0.01	5.06	4.06	5.19	1.51	5.34	5.62	5.58
2020 Fund
Annual average
(life of fund)	4.35%	3.89%	3.88%	3.88%	3.57%	3.57%	3.83%	3.55%	4.10%	4.62%	4.61%
10 years	36.47	28.63	28.55	28.55	26.58	26.58	29.81	25.27	33.05	40.01	39.92
Annual average	3.16	2.55	2.54	2.54	2.38	2.38	2.64	2.28	2.90	3.42	3.42
5 years	30.68	23.16	25.89	23.89	25.82	25.82	27.41	22.96	29.02	32.36	32.28
Annual average	5.50	4.25	4.71	4.38	4.70	4.70	4.96	4.22	5.23	5.77	5.75
3 years	11.47	5.06	9.01	6.01	9.00	9.00	9.83	5.99	10.65	12.40	12.33
Annual average	3.68	1.66	2.92	1.96	2.91	2.91	3.18	1.96	3.43	3.97	3.95
1 year	8.43	2.19	7.58	2.58	7.58	6.58	7.87	4.10	8.13	8.73	8.68
6 months	4.16	–1.83	3.81	–1.19	3.75	2.75	3.94	0.30	4.01	4.32	4.32

16 RetirementReady® Funds

Fund performance as of most recent calendar quarter

Total return for periods ended 12/31/17 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	3.15%	2.83%	2.68%	2.68%	2.38%	2.38%	2.76%	2.50%	2.89%	3.41%	3.40%
10 years	31.08	25.83	23.43	23.43	21.61	21.61	26.66	22.55	27.80	34.53	34.36
Annual average	2.74	2.32	2.13	2.13	1.98	1.98	2.39	2.05	2.48	3.01	3.00
5 years	19.94	15.15	15.54	13.54	15.56	15.56	18.40	14.55	18.46	21.60	21.44
Annual average	3.70	2.86	2.93	2.57	2.93	2.93	3.44	2.75	3.45	3.99	3.96
3 years	8.86	4.50	6.40	3.40	6.44	6.44	8.02	4.51	8.05	9.78	9.63
Annual average	2.87	1.48	2.09	1.12	2.10	2.10	2.61	1.48	2.62	3.16	3.11
1 year	6.80	2.53	6.02	1.02	6.00	5.00	6.48	3.01	6.55	7.13	7.04
6 months	3.25	–0.88	2.87	–2.13	2.86	1.86	3.11	–0.24	3.18	3.42	3.37

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is on 9/1/16.

See the discussion following the fund performance tables on page 8 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Net expenses for the fiscal year
ended 7/31/17*	1.05%	1.80%	1.80%	1.55%	1.30%	0.69%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/17	50.74%	51.49%	51.49%	51.24%	50.99%	50.38%	50.49%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%

RetirementReady® Funds 17

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2055 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.11%	1.86%	1.86%	1.61%	1.36%	0.69%	0.86%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.99%	2.74%	2.74%	2.49%	2.24%	1.57%	1.74%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.46%	1.21%	1.21%	0.96%	0.71%	0.05%	0.21%
Putnam RetirementReady 2050 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.08%	1.83%	1.83%	1.58%	1.33%	0.70%	0.83%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.35%	2.10%	2.10%	1.85%	1.60%	0.97%	1.10%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.42%	1.17%	1.17%	0.92%	0.67%	0.05%	0.17%
Putnam RetirementReady 2045 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.09%	1.84%	1.84%	1.59%	1.34%	0.70%	0.84%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.34%	2.09%	2.09%	1.84%	1.59%	0.95%	1.09%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%
Putnam RetirementReady 2040 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.05%	1.80%	1.80%	1.55%	1.30%	0.70%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.18%	1.93%	1.93%	1.68%	1.43%	0.83%	0.93%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2035 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.07%	1.82%	1.82%	1.57%	1.32%	0.69%	0.82%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.24%	1.99%	1.99%	1.74%	1.49%	0.86%	0.99%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.43%	1.18%	1.18%	0.93%	0.68%	0.05%	0.18%
Putnam RetirementReady 2030 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.01%	1.76%	1.76%	1.51%	1.26%	0.66%	0.76%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.12%	1.87%	1.87%	1.62%	1.37%	0.77%	0.87%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%

18 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2025 Fund
Net expenses for the fiscal year
ended 7/31/17**	1.03%	1.78%	1.78%	1.53%	1.28%	0.65%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.19%	1.94%	1.94%	1.69%	1.44%	0.81%	0.94%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.42%	1.17%	1.17%	0.92%	0.67%	0.05%	0.17%
Putnam RetirementReady 2020 Fund
Net expenses for the fiscal year
ended 7/31/17**	0.96%	1.71%	1.71%	1.46%	1.21%	0.63%	0.71%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.09%	1.84%	1.84%	1.59%	1.34%	0.76%	0.84%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam Retirement Income Fund
Lifestyle 1
Net expenses for the fiscal year
ended 7/31/17 **	0.95%	1.70%	1.70%	1.20%	1.20%	0.61%	0.70%
Total annual operating expenses for the
fiscal year ended 7/31/17	1.14%	1.89%	1.89%	1.39%	1.39%	0.80%	0.89%
Annualized expense ratio for the six-month
period ended 1/31/18 #	0.39%	1.14%	1.14%	0.64%	0.64%	0.05%	0.14%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2060 Fund	0.64%
Putnam RetirementReady 2055 Fund	0.64%
Putnam RetirementReady 2050 Fund	0.65%
Putnam RetirementReady 2045 Fund	0.65%
Putnam RetirementReady 2040 Fund	0.65%
Putnam RetirementReady 2035 Fund	0.64%
Putnam RetirementReady 2030 Fund	0.61%
Putnam RetirementReady 2025 Fund	0.60%
Putnam RetirementReady 2020 Fund	0.58%
Putnam Retirement Income Fund Lifestyle 1	0.56%

* Reflects Putnam Management’s contractual obligation to limit expenses through 11/30/27.

** Reflects Putnam Management’s contractual obligation to limit expenses through 11/30/18.

# Excludes the expense ratio of the underlying Putnam mutual funds.

RetirementReady® Funds 19

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/17 to 1/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000 *†	$2.31	$6.32	$6.32	$4.99	$3.65	$0.27	$0.97
Ending value (after expenses)	$1,129.90	$1,126.30	$1,125.10	$1,127.40	$1,128.70	$1,132.30	$1,130.80
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000 *†	$2.47	$6.48	$6.48	$5.14	$3.81	$0.27	$1.13
Ending value (after expenses)	$1,128.20	$1,123.80	$1,124.00	$1,125.20	$1,127.20	$1,130.50	$1,129.30
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000 *†	$2.25	$6.25	$6.25	$4.92	$3.59	$0.27	$0.91
Ending value (after expenses)	$1,124.40	$1,119.70	$1,120.20	$1,121.30	$1,123.00	$1,125.90	$1,126.20
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000 *†	$2.30	$6.29	$6.29	$4.96	$3.63	$0.27	$0.96
Ending value (after expenses)	$1,119.10	$1,114.60	$1,114.70	$1,114.80	$1,117.50	$1,121.20	$1,120.30
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000 *†	$2.13	$6.10	$6.10	$4.78	$3.45	$0.27	$0.80
Ending value (after expenses)	$1,108.00	$1,104.40	$1,104.20	$1,105.30	$1,107.00	$1,110.50	$1,109.50
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000 *†	$2.27	$6.21	$6.21	$4.90	$3.58	$0.26	$0.95
Ending value (after expenses)	$1,092.40	$1,088.30	$1,088.40	$1,089.60	$1,090.80	$1,094.10	$1,094.10
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000 *†	$2.09	$6.00	$6.00	$4.70	$3.40	$0.26	$0.78
Ending value (after expenses)	$1,073.90	$1,070.00	$1,070.20	$1,071.30	$1,072.70	$1,075.90	$1,075.70
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000 *†	$2.18	$6.05	$6.05	$4.76	$3.47	$0.26	$0.88
Ending value (after expenses)	$1,055.10	$1,051.20	$1,051.10	$1,052.40	$1,053.60	$1,056.80	$1,056.40
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000 *†	$1.95	$5.80	$5.80	$4.52	$3.24	$0.26	$0.67
Ending value (after expenses)	$1,039.30	$1,035.20	$1,035.20	$1,036.50	$1,037.70	$1,041.10	$1,040.70
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000 *†	$2.00	$5.82	$5.82	$3.27	$3.27	$0.26	$0.72
Ending value (after expenses)	$1,029.60	$1,026.30	$1,025.60	$1,028.80	$1,028.20	$1,031.20	$1,030.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

20 RetirementReady® Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/18, use the following calculation method. To find the value of your investment on 8/1/17, call Putnam at 1-800-225-1581.

RetirementReady® Funds 21

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return . You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92
Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000 *†	$2.35	$6.16	$6.16	$4.89	$3.62	$0.26	$1.07
Ending value (after expenses)	$1,022.89	$1,019.11	$1,019.11	$1,020.37	$1,021.63	$1,024.95	$1,024.15
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000 *†	$2.14	$5.96	$5.96	$4.69	$3.41	$0.26	$0.87
Ending value (after expenses)	$1,023.09	$1,019.31	$1,019.31	$1,020.57	$1,021.83	$1,024.95	$1,024.35
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92
Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000 *†	$2.04	$5.85	$5.85	$4.58	$3.31	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,020.67	$1,021.93	$1,024.95	$1,024.45
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000 *†	$2.19	$6.01	$6.01	$4.74	$3.47	$0.26	$0.92
Ending value (after expenses)	$1,023.04	$1,019.26	$1,019.26	$1,020.52	$1,021.78	$1,024.95	$1,024.30
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000 *†	$2.04	$5.85	$5.85	$4.58	$3.31	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,020.67	$1,021.93	$1,024.95	$1,024.45
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000 *†	$2.14	$5.96	$5.96	$4.69	$3.41	$0.26	$0.87
Ending value (after expenses)	$1,023.09	$1,019.31	$1,019.31	$1,020.57	$1,021.83	$1,024.95	$1,024.35
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000 *†	$1.94	$5.75	$5.75	$4.48	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,020.77	$1,022.03	$1,024.95	$1,024.55

22 RetirementReady® Funds

Compare expenses using the SEC’s method cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000 *†	$1.99	$5.80	$5.80	$3.26	$3.26	$0.26	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.98	$1,021.98	$1,024.95	$1,024.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 23

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

24 RetirementReady® Funds

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Form N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2018, Putnam employees had approximately $537,000,000 and the Trustees had approximately $83,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds 25

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

26 RetirementReady® Funds

The funds’ portfolios 1/31/18 (Unaudited)

Putnam RetirementReady 2060 Fund	Shares	Value
Absolute Return Funds (9.8%)*
Putnam Absolute Return 100 Fund Class P †††	327	$3,286
Putnam Absolute Return 500 Fund Class P †††	1,066	11,969
Putnam Absolute Return 700 Fund Class P †††	3,340	40,780
Total Absolute Return Funds (cost $56,488)		$56,035

Asset Allocation Funds (89.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	30,348	$420,317
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,075	90,996
Total Asset Allocation Funds (cost $499,466)		$511,313

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	2,463	$2,463
Total Fixed Income Funds (cost $2,463)		$2,463

TOTAL INVESTMENTS
Total Investments (cost $558,417)		$569,811
* Percentages indicated are based on net assets of $569,618.

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.1%)*
Putnam Absolute Return 100 Fund Class P †††	17,020	$170,883
Putnam Absolute Return 500 Fund Class P †††	41,563	466,754
Putnam Absolute Return 700 Fund Class P †††	130,229	1,590,092
Total Absolute Return Funds (cost $2,159,652)		$2,227,729

Asset Allocation Funds (89.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,102,118	$15,264,333
Putnam Dynamic Asset Allocation Growth Fund Class P †††	252,573	4,528,639
Total Asset Allocation Funds (cost $17,815,886)		$19,792,972

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	95,119	$95,119
Total Fixed Income Funds (cost $95,199)		$95,119

TOTAL INVESTMENTS
Total Investments (cost $20,070,657)		$22,115,820

* Percentages indicated are based on net assets of $22,109,532.

RetirementReady® Funds 27

The funds’ portfolios 1/31/18 (Unaudited) cont.

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.8%)*
Putnam Absolute Return 100 Fund Class P †††	92,858	$932,297
Putnam Absolute Return 500 Fund Class P †††	120,939	1,358,142
Putnam Absolute Return 700 Fund Class P †††	378,939	4,626,850
Total Absolute Return Funds (cost $6,629,601)		$6,917,289

Asset Allocation Funds (88.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,449,350	$33,923,496
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,290,974	$23,147,174
Total Asset Allocation Funds (cost $50,024,933)		$57,070,670

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	270,944	$270,944
Total Fixed Income Funds (cost $270,944)		$270,944

TOTAL INVESTMENTS
Total Investments (cost $56,925,478)		$64,258,903
* Percentages indicated are based on net assets of $64,232,551.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (11.9%)*
Putnam Absolute Return 100 Fund Class P †††	167,374	$1,680,438
Putnam Absolute Return 500 Fund Class P †††	142,678	1,602,272
Putnam Absolute Return 700 Fund Class P †††	409,799	5,003,647
Total Absolute Return Funds (cost $8,007,924)		$8,286,357

Asset Allocation Funds (87.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,682,186	$23,298,281
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,091,032	37,492,204
Total Asset Allocation Funds (cost $54,316,368)		$60,790,485

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	293,939	$293,939
Total Fixed Income Funds (cost $293,939)		$293,939

TOTAL INVESTMENTS
Total Investments (cost $62,618,231)		$69,370,781

* Percentages indicated are based on net assets of $69,342,490.

28 RetirementReady® Funds

The funds’ portfolios 1/31/18 (Unaudited) cont.

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (15.4%)*
Putnam Absolute Return 100 Fund Class P †††	383,707	$3,852,418
Putnam Absolute Return 300 Fund Class P †††	63,292	620,263
Putnam Absolute Return 500 Fund Class P †††	545,178	6,122,353
Putnam Absolute Return 700 Fund Class P †††	1,127,437	13,766,004
Total Absolute Return Funds (cost $23,515,108)		$24,361,038

Asset Allocation Funds (83.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	379,818	$5,978,328
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,219,610	16,891,595
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,047,595	108,433,373
Total Asset Allocation Funds (cost $117,078,718)		$131,303,296

Fixed Income Funds (1.7%)*
Putnam Government Money Market Fund Class G †††	2,664,906	$2,664,906
Total Fixed Income Funds (cost $2,664,906)		$2,664,906

TOTAL INVESTMENTS
Total Investments (cost $143,258,732)		$158,329,240

* Percentages indicated are based on net assets of $158,263,255.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (21.8%)*
Putnam Absolute Return 100 Fund Class P †††	360,685	$3,621,274
Putnam Absolute Return 300 Fund Class P †††	285,090	2,793,886
Putnam Absolute Return 500 Fund Class P †††	565,829	6,354,262
Putnam Absolute Return 700 Fund Class P †††	1,157,869	14,137,581
Total Absolute Return Funds (cost $26,216,001)		$26,907,003

Asset Allocation Funds (75.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,699,086	$26,743,613
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,685,621	66,083,182
Total Asset Allocation Funds (cost $85,114,374)		$92,826,795

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	3,537,793	$3,537,793
Total Fixed Income Funds (cost $3,537,793)		$3,537,793

TOTAL INVESTMENTS
Total Investments (cost $114,868,168)		$123,271,591

* Percentages indicated are based on net assets of $123,219,497.

RetirementReady® Funds 29

The funds’ portfolios 1/31/18 (Unaudited) cont.

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (30.1%)*
Putnam Absolute Return 100 Fund Class P †††	793,008	$7,961,801
Putnam Absolute Return 300 Fund Class P †††	1,165,033	11,417,320
Putnam Absolute Return 500 Fund Class P †††	1,302,715	14,629,487
Putnam Absolute Return 700 Fund Class P †††	2,184,326	26,670,625
Total Absolute Return Funds (cost $58,773,910)		$60,679,233

Asset Allocation Funds (66.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	6,055,092	$95,307,152
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	180,863	1,994,924
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,010,373	36,045,992
Total Asset Allocation Funds (cost $121,870,492)		$133,348,068

Fixed Income Funds (3.9%)*
Putnam Government Money Market Fund Class G †††	7,799,024	$7,799,024
Total Fixed Income Funds (cost $7,799,024)		$7,799,024

TOTAL INVESTMENTS
Total Investments (cost $188,443,426)		$201,826,325

* Percentages indicated are based on net assets of $201,748,259.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (40.5%)*
Putnam Absolute Return 100 Fund Class P †††	647,303	$6,498,919
Putnam Absolute Return 300 Fund Class P †††	1,270,433	12,450,245
Putnam Absolute Return 500 Fund Class P †††	1,492,322	16,758,781
Putnam Absolute Return 700 Fund Class P †††	1,249,686	15,258,666
Total Absolute Return Funds (cost $50,039,686)		$50,966,611

Asset Allocation Funds (54.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,387,749	$53,323,171
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	1,374,059	15,155,872
Total Asset Allocation Funds (cost $63,357,593)		$68,479,043

Fixed Income Funds (5.1%)*
Putnam Government Money Market Fund Class G †††	6,399,146	$6,399,146
Total Fixed Income Funds (cost $6,399,146)		$6,399,146

TOTAL INVESTMENTS
Total Investments (cost $119,796,425)		$125,844,800

* Percentages indicated are based on net assets of $125,792,527.

30 RetirementReady® Funds

The funds’ portfolios 1/31/18 (Unaudited) cont.

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (52.1%)*
Putnam Absolute Return 100 Fund Class P †††	1,483,556	$14,894,904
Putnam Absolute Return 300 Fund Class P †††	3,318,313	32,519,470
Putnam Absolute Return 500 Fund Class P †††	4,324,083	48,559,454
Putnam Absolute Return 700 Fund Class P †††	993,565	12,131,430
Total Absolute Return Funds (cost $106,566,756)		$108,105,258

Asset Allocation Funds (42.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,921,098	$30,238,075
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,159,380	56,907,956
Total Asset Allocation Funds (cost $81,975,582)		$87,146,031

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	12,238,178	$12,238,178
Total Fixed Income Funds (cost $12,238,178)		$12,238,178

TOTAL INVESTMENTS
Total Investments (cost $200,780,516)		$207,489,467

* Percentages indicated are based on net assets of $207,407,117.

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (60.0%)*
Putnam Absolute Return 100 Fund Class P †††	890,663	$8,942,252
Putnam Absolute Return 300 Fund Class P †††	2,142,467	20,996,174
Putnam Absolute Return 500 Fund Class P †††	2,636,322	29,605,902
Total Absolute Return Funds (cost $59,313,731)		$59,544,328

Asset Allocation Funds (34.1%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,069,239	$33,853,705
Total Asset Allocation Funds (cost $32,078,115)		$33,853,705

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	5,873,329	$5,873,329
Total Fixed Income Funds (cost $5,873,329)		$5,873,329

TOTAL INVESTMENTS
Total Investments (cost $97,265,175)		$99,271,362

* Percentages indicated are based on net assets of $99,232,142.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

RetirementReady® Funds 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$569,811	$—	$—	$569,811
Putnam RetirementReady 2055 Fund	22,115,820	—	—	22,115,820
Putnam RetirementReady 2050 Fund	64,258,903	—	—	64,258,903
Putnam RetirementReady 2045 Fund	69,370,781	—	—	69,370,781
Putnam RetirementReady 2040 Fund	158,329,240	—	—	158,329,240
Putnam RetirementReady 2035 Fund	123,271,591	—	—	123,271,591
Putnam RetirementReady 2030 Fund	201,826,325	—	—	201,826,325
Putnam RetirementReady 2025 Fund	125,844,800	—	—	125,844,800
Putnam RetirementReady 2020 Fund	207,489,467	—	—	207,489,467
Putnam Retirement Income Fund
Lifestyle 1	99,271,362	—	—	99,271,362

The accompanying notes are an integral part of these financial statements.

32 RetirementReady® Funds

Statement of assets and liabilities 1/31/18 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$569,811	$22,115,820	$64,258,903	$69,370,781	$158,329,240
Receivable for income distributions
from underlying Putnam Fund shares	—	78	148	256	2,749
Receivable for shares of the fund sold	377	15,291	14,589	25,268	76,458
Receivable for investments sold	—	19	24,914	35,914	83,194
Receivable from Manager (Note 2)	1,694	6,819	13,087	14,214	25,266
Total assets	571,882	22,138,027	64,311,641	69,446,433	158,516,907

LIABILITIES
Payable for shares of the
fund repurchased	—	20	24,789	31,777	82,563
Payable for investments purchased	303	11,611	13,119	26,844	79,436
Payable for investor servicing
fees (Note 2)	138	6,335	16,398	18,656	36,642
Payable for distribution fees (Note 2)	129	3,710	11,697	12,452	29,745
Payable for reports to shareholders	1,559	3,307	4,150	4,674	4,779
Payable for auditing and tax fee	52	2,253	6,915	7,408	17,391
Other accrued expenses	83	1,259	2,022	2,132	3,096
Total liabilities	2,264	28,495	79,090	103,943	253,652

Net assets	$569,618	$22,109,532	$64,232,551	$69,342,490	$158,263,255

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$519,077	$19,332,375	$55,932,086	$63,856,070	$141,035,966
Distributions in excess of net
investment income (Note 1)	(11,377)	(414,991)	(1,319,751)	(1,292,918)	(3,741,092)
Accumulated net realized gain on
investments (Note 1)	50,524	1,146,985	2,286,791	26,788	5,897,873
Net unrealized appreciation
of investments	11,394	2,045,163	7,333,425	6,752,550	15,070,508
Total — Representing net assets
applicable to capital outstanding	$569,618	$22,109,532	$64,232,551	$69,342,490	$158,263,255

(Continued on next page)

RetirementReady® Funds 33

Statement of assets and liabilities 1/31/18 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$148,667	$12,813,551	$48,101,960	$48,821,851	$129,781,644
Number of shares outstanding	12,519	1,003,686	2,309,901	2,123,321	5,283,676
Net asset value and redemption price	$11.88	$12.77	$20.82	$22.99	$24.56
Offering price per class A share
(100/94.25 of Class A
net asset value)*	$12.60	$13.55	$22.09	$24.39	$26.06
Computation of net asset value and offering price Class B
Net Assets	$15,797	$111,469	$497,435	$657,101	$756,672
Number of shares outstanding	1,330	8,781	24,179	31,482	33,503
Net asset value and offering price †	$11.88	$12.69	$20.57	$20.87	$22.59
Computation of net asset value and offering price Class C
Net Assets	$67,085	$914,655	$814,376	$1,047,138	$1,064,047
Number of shares outstanding	5,676	73,060	39,930	50,117	47,822
Net asset value and offering price †	$11.82	$12.52	$20.40	$20.89	$22.25
Computation of net asset value, offering price and redemption price Class M
Net Assets	$15,270	$72,347	$169,288	$160,656	$521,291
Number of shares outstanding	1,285	5,656	8,046	7,178	22,712
Net asset value and redemption price	$11.89 ‡	$12.79	$21.04	$22.38	$22.95
Offering price per class M share
(100/96.50 of Class M
net asset value)*	$12.32	$13.25	$21.80	$23.19	$23.78
Computation of net asset value, offering price and redemption price Class R
Net Assets	$24,850	$263,783	$827,807	$1,466,392	$1,220,058
Number of shares outstanding	2,091	20,724	40,179	61,914	47,926
Net asset value, offering price
and redemption value	$11.89 ‡	$12.73	$20.60	$23.68	$25.46
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$253,879	$4,330,180	$8,938,792	$9,553,037	$16,138,331
Number of shares outstanding	21,282	336,106	426,170	343,879	555,229
Net asset value, offering price
and redemption value	$11.93	$12.88	$20.97	$27.78	$29.07
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$44,070	$3,603,547	$4,882,893	$7,636,315	$8,781,212
Number of shares outstanding	3,700	280,197	233,120	275,287	302,484
Net asset value, offering price
and redemption value	$11.91	$12.86	$20.95	$27.74	$29.03
Cost of investments (Note 1)	$558,417	$20,070,657	$56,925,478	$62,618,231	$143,258,732

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

‡ Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

34 RetirementReady® Funds

Statement of assets and liabilities 1/31/18 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$123,271,591	$201,826,325	$125,844,800	$207,489,467	$99,271,362
Receivable for income distributions
from underlying Putnam Fund shares	3,331	9,453	6,963	17,761	7,704
Receivable for shares of the fund sold	54,858	138,143	88,494	229,955	44,802
Receivable for investments sold	98,233	516,696	30,429	99,272	138,986
Receivable from Manager (Note 2)	21,882	31,118	23,630	31,164	20,133
Total assets	123,449,895	202,521,735	125,994,316	207,867,619	99,482,987

LIABILITIES
Payable for shares of the
fund repurchased	94,801	492,702	33,501	72,504	132,320
Payable for investments purchased	60,489	163,285	88,329	267,106	55,070
Payable for investor servicing
fees (Note 2)	31,725	46,802	33,003	45,467	22,352
Payable for distribution fees (Note 2)	21,500	39,568	23,328	44,262	21,067
Payable for reports to shareholders	5,679	5,525	6,513	4,885	7,649
Payable for auditing and tax fee	13,174	23,125	13,632	23,672	11,114
Other accrued expenses	3,030	2,469	3,483	2,606	1,273
Total liabilities	230,398	773,476	201,789	460,502	250,845

Net assets	$123,219,497	$201,748,259	$125,792,527	$207,407,117	$99,232,142

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$118,040,080	$192,876,187	$135,921,531	$220,821,126	$101,401,927
Undistributed net investment income
(Distributions in excess of
net investment income) (Note 1)	(1,818,303)	(2,078,863)	145,888	666,434	(40,502)
Accumulated net realized loss on
investments (Note 1)	(1,405,703)	(2,431,964)	(16,323,267)	(20,789,394)	(4,135,470)
Net unrealized appreciation
of investments	8,403,423	13,382,899	6,048,375	$6,708,951	2,006,187
Total — Representing net assets
applicable to capital outstanding	$123,219,497	$201,748,259	$125,792,527	$207,407,117	$99,232,142

(Continued on next page)

RetirementReady® Funds 35

Statement of assets and liabilities 1/31/18 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Income Fund
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Computation of net asset value, offering price and redemption price Class A
Net Assets	$85,609,318	$167,884,503	$91,103,648	$189,417,751	$87,364,157
Number of shares outstanding	3,513,576	7,161,740	3,943,378	9,577,714	4,905,066
Net asset value and redemption price	$24.37	$23.44	$23.10	$19.78	$17.81
Offering price per class A share
(100/94.25 of Class A net asset value)*	$25.86	$24.87	$24.51	$20.99	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$18.55
Computation of net asset value and offering price Class B
Net Assets	$851,354	$1,235,834	$1,135,903	$934,417	$919,344
Number of shares outstanding	37,976	55,409	52,658	48,922	52,816
Net asset value and offering price †	$22.42	$22.30	$21.57	$19.10	$17.41
Computation of net asset value and offering price Class C
Net Assets	$1,586,311	$1,779,761	$2,108,315	$2,011,224	$1,500,363
Number of shares outstanding	71,135	80,074	98,012	105,439	85,957
Net asset value and offering price †	$22.30	$22.23	$21.51	$19.07	$17.45
Computation of net asset value, offering price and redemption price Class M
Net Assets	$574,028	$358,457	$235,070	$157,773	$551,407
Number of shares outstanding	24,457	15,713	10,728	8,090	30,877
Net asset value and redemption price	$23.47	$22.81	$21.91	$19.50	$17.86
Offering price per class M share
(100/96.50 of Class M net asset value)*	$24.32	$23.64	$22.70	$20.21	N/A
Offering price per class M share
(100/96.75 of Class M net asset value)*	N/A	N/A	N/A	N/A	$18.46
Computation of net asset value, offering price and redemption price Class R
Net Assets	$1,827,099	$2,206,237	$2,637,011	$4,282,995	$669,995
Number of shares outstanding	77,883	99,129	121,841	224,697	37,639
Net asset value, offering price
and redemption value	$23.46	$22.26	$21.64	$19.06	$17.80
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$20,741,825	$18,181,173	$15,996,373	$7,840,819	$3,775,425
Number of shares outstanding	724,365	673,698	687,585	351,985	211,245
Net asset value, offering price
and redemption value	$28.63	$26.99	$23.26	$22.28	$17.87
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,029,562	$10,102,294	$12,576,207	$2,762,138	$4,451,451
Number of shares outstanding	420,677	374,754	541,523	124,083	249,034
Net asset value, offering price
and redemption value	$28.60	$26.96	$23.22	$22.26	$17.87
Cost of investments (Note 1)	$114,868,168	$188,443,426	$119,796,425	$200,780,516	$97,265,175

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

† Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

36 RetirementReady® Funds

Statement of operations Six months ended 1/31/18 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$12,677	$447,357	$1,314,206	$1,426,183	$3,141,021

EXPENSES
Investor servicing fees (Note 2)	309	17,393	47,057	52,348	105,229
Distribution fees (Note 2)	689	19,870	65,756	68,970	168,880
Auditing and tax fees	52	2,253	6,915	7,408	17,391
Registration fees	44,782	36,228	39,159	46,524	46,991
Legal	—	—	—	—	37,406
Other	1,274	3,215	4,376	4,399	5,683
Fees waived and reimbursed
by Manager (Note 2)	(46,108)	(41,696)	(50,450)	(58,331)	(107,471)
Total expenses	998	37,263	112,813	121,318	274,109

Net investment income	11,679	410,094	1,201,393	1,304,865	2,866,912

Net realized gain on sale of underlying
Putnam Fund shares (Notes 1 and 3)	23,876	551,327	1,253,954	1,697,560	3,359,775
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	34,636	1,231,596	3,720,899	4,151,543	9,264,604
Net unrealized appreciation
(depreciation) of underlying Putnam
Fund shares during the period	(10,651)	198,790	843,614	98,675	(79,763)
Net gain on investments	47,861	1,981,713	5,818,467	5,947,778	12,544,616

Net increase in net assets resulting
from operations	$59,540	$2,391,807	$7,019,860	$7,252,643	$15,411,528

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 37

Statement of operations Six months ended 1/31/18 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Income distributions from underlying
Putnam Fund shares (Note 5)	$2,169,099	$3,186,794	$2,006,681	$3,978,221	$2,087,042

EXPENSES
Investor servicing fees (Note 2)	88,999	138,199	93,527	133,406	65,949
Distribution fees (Note 2)	119,916	234,517	133,120	262,815	121,065
Auditing and tax fees	13,174	23,125	13,632	23,672	11,114
Registration fees	47,593	46,267	46,629	11,074	39,332
Legal	—	—	—	54,233	—
Other	5,123	6,381	5,585	5,557	5,807
Fees waived and reimbursed
by Manager (Note 2)	(65,890)	(75,773)	(65,846)	(94,536)	(56,253)
Total expenses	208,915	372,716	226,647	396,221	187,014

Net investment income	1,960,184	2,814,078	1,780,034	3,582,000	1,900,028

Net realized gain (loss) on sale
of underlying Putnam Fund shares
(Notes 1 and 3)	2,653,384	5,154,168	1,145,309	3,871,900	(108,792)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	6,037,134	7,257,377	2,773,283	2,553,022	686,440
Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares	(534,341)	(1,112,719)	599,786	(2,242,381)	295,923
Net gain on investments	8,156,177	11,298,826	4,518,378	4,182,541	873,571

Net increase in net assets resulting
from operations	$10,116,361	$14,112,904	$6,298,412	$7,764,541	$2,773,599

The accompanying notes are an integral part of these financial statements.

38 RetirementReady® Funds

Statement of changes in net assets

Putnam RetirementReady 2060 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$11,679	$525
Net realized gain on sale of underlying
Putnam Fund shares	58,512	1,397
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(10,651)	22,393
Net increase in net assets resulting from operations	59,540	24,315
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,715)	(270)
Class B	(471)	(19)
Class C	(2,040)	(129)
Class M	(491)	(33)
Class R	(656)	(57)
Class R6	(9,020)	(264)
Class Y	(1,663)	(129)
From net realized long-term gain on investments
Class A	(3,162)	(320)
Class B	(218)	(125)
Class C	(891)	(319)
Class M	(209)	(106)
Class R	(256)	(106)
Class R6	(3,134)	(295)
Class Y	(587)	(134)
Increase from capital share transactions (Note 4)	269,458	151,256
Total increase in net assets	297,485	173,265

NET ASSETS
Beginning of period	272,133	98,868
End of period	$569,618	$272,133
Distributions in excess of net investment income,
respectively, end of period	$(11,377)	$—

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 39

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$410,094	$76,576
Net realized gain on sale of underlying
Putnam Fund shares	1,782,923	39,283
Net unrealized appreciation of underlying
Putnam Fund shares	198,790	1,823,233
Net increase in net assets resulting from operations	2,391,807	1,939,092
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(456,467)	(52,906)
Class B	(3,392)	(63)
Class C	(28,465)	(941)
Class M	(2,126)	(224)
Class R	(9,616)	(1,788)
Class R6	(162,578)	(19,883)
Class Y	(131,049)	(21,327)
From net realized long-term gain on investments
Class A	(158,771)	(11,554)
Class B	(1,454)	(149)
Class C	(12,107)	(1,278)
Class M	(897)	(112)
Class R	(3,622)	(548)
Class R6	(52,224)	(3,977)
Class Y	(43,425)	(3,896)
Increase from capital share transactions (Note 4)	3,589,648	5,698,955
Total increase in net assets	4,915,262	7,519,401

NET ASSETS
Beginning of period	17,194,270	9,674,869
End of period	$22,109,532	$17,194,270
Distributions in excess of net investment income,
respectively, end of period	$(414,991)	$(31,392)

* Unaudited

The accompanying notes are an integral part of these financial statements.

40 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$1,201,393	$247,138
Net realized gain on sale of underlying
Putnam Fund shares	4,974,853	120,711
Net unrealized appreciation of underlying
Putnam Fund shares	843,614	6,438,553
Net increase in net assets resulting from operations	7,019,860	6,806,402
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,847,849)	(230,942)
Class B	(16,523)	—
Class C	(25,252)	—
Class M	(5,637)	(368)
Class R	(34,238)	(5,970)
Class R6	(362,501)	(37,994)
Class Y	(177,789)	(23,221)
From net realized long-term gain on investments
Class A	(281,913)	—
Class B	(3,065)	—
Class C	(4,839)	—
Class M	(972)	—
Class R	(5,492)	—
Class R6	(51,158)	—
Class Y	(25,627)	—
Increase from capital share transactions (Note 4)	3,981,218	10,106,705
Total increase in net assets	8,158,223	16,614,612

NET ASSETS
Beginning of period	56,074,328	39,459,716
End of period	$64,232,551	$56,074,328
Distributions in excess of net investment income,
respectively, end of period	$(1,319,751)	$(51,355)

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 41

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$1,304,865	$202,967
Net realized gain on sale of underlying
Putnam Fund shares	5,849,103	221,132
Net unrealized appreciation of underlying
Putnam Fund shares	98,675	6,627,659
Net increase in net assets resulting from operations	7,252,643	7,051,758
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,038,021)	(197,906)
Class B	(25,629)	—
Class C	(40,605)	—
Class M	(5,731)	(99)
Class R	(42,986)	(4,487)
Class R6	(351,274)	(32,337)
Class Y	(271,454)	(26,773)
Increase from capital share transactions (Note 4)	6,661,872	6,984,063
Total increase in net assets	11,138,815	13,774,219

NET ASSETS
Beginning of period	58,203,675	44,429,456
End of period	$69,342,490	$58,203,675
Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(1,292,918)	$177,917

* Unaudited

The accompanying notes are an integral part of these financial statements.

42 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$2,866,912	$284,488
Net realized gain on sale of underlying
Putnam Fund shares	12,624,379	1,015,155
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(79,763)	14,927,748
Net increase in net assets resulting from operations	15,411,528	16,227,391
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,568,396)	(326,458)
Class B	(30,675)	—
Class C	(42,987)	—
Class M	(21,710)	—
Class R	(54,151)	(817)
Class R6	(638,826)	(31,012)
Class Y	(332,292)	(23,573)
From net realized long-term gain on investments
Class A	(96,094)	—
Class B	(621)	—
Class C	(856)	—
Class M	(386)	—
Class R	(1,028)	—
Class R6	(10,321)	—
Class Y	(5,457)	—
Increase from capital share transactions (Note 4)	7,170,904	24,884,607
Total increase in net assets	15,778,632	40,730,138

NET ASSETS
Beginning of period	142,484,623	101,754,485
End of period	$158,263,255	$142,484,623
Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(3,741,092)	$81,033

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 43

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$1,960,184	$264,424
Net realized gain (loss) on sale of underlying
Putnam Fund shares	8,690,518	(130,606)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(534,341)	10,150,391
Net increase in net assets resulting from operations	10,116,361	10,284,209
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,910,085)	(460,224)
Class B	(23,923)	—
Class C	(47,123)	(449)
Class M	(17,439)	(1,204)
Class R	(62,418)	(10,443)
Class R6	(621,005)	(82,853)
Class Y	(347,054)	(49,994)
Increase from capital share transactions (Note 4)	12,337,096	20,759,347
Total increase in net assets	18,424,410	30,438,389

NET ASSETS
Beginning of period	104,795,087	74,356,698
End of period	$123,219,497	$104,795,087
Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(1,818,303)	$250,560

* Unaudited

The accompanying notes are an integral part of these financial statements.

44 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$2,814,078	$1,292,198
Net realized gain (loss) on sale of underlying
Putnam Fund shares	12,411,545	(271,063)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(1,112,719)	15,495,629
Net increase in net assets resulting from operations	14,112,904	16,516,764
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,066,676)	(999,363)
Class B	(30,452)	—
Class C	(44,587)	(575)
Class M	(7,290)	—
Class R	(75,875)	(12,490)
Class R6	(511,113)	(73,892)
Class Y	(233,627)	(36,267)
Increase (decrease) from capital share
transactions (Note 4)	(2,409,179)	37,082,742
Total increase in net assets	5,734,105	52,476,919

NET ASSETS
Beginning of period	196,014,154	143,537,235
End of period	$201,748,259	$196,014,154
Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(2,078,863)	$1,076,679

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 45

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$1,780,034	$1,009,618
Net realized gain (loss) on sale of underlying
Putnam Fund shares	3,918,592	(856,873)
Net unrealized appreciation of underlying
Putnam Fund shares	599,786	7,136,667
Net increase in net assets resulting from operations	6,298,412	7,289,412
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,859,247)	(1,009,141)
Class B	(18,790)	(7,944)
Class C	(31,591)	(17,223)
Class M	(3,493)	(3,844)
Class R	(63,798)	(32,413)
Class R6	(355,490)	(140,803)
Class Y	(279,819)	(132,237)
Increase from capital share transactions (Note 4)	14,922,609	17,684,848
Total increase in net assets	18,608,793	23,630,655

NET ASSETS
Beginning of period	107,183,734	83,553,079
End of period	$125,792,527	$107,183,734
Undistributed net investment income, respectively,
end of period	$145,888	$978,082

* Unaudited

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$3,582,000	$1,802,639
Net realized gain (loss) on sale of underlying
Putnam Fund shares	6,424,922	(1,477,154)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(2,242,381)	10,357,533
Net increase in net assets resulting from operations	7,764,541	10,683,018
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,208,984)	(1,596,335)
Class B	(15,108)	(3,396)
Class C	(30,710)	(7,938)
Class M	(2,326)	(1,249)
Class R	(92,656)	(24,081)
Class R6	(200,231)	(32,967)
Class Y	(59,117)	(12,828)
Increase from capital share transactions (Note 4)	4,572,504	51,517,763
Total increase in net assets	7,727,913	60,521,987

NET ASSETS
Beginning of period	199,679,204	139,157,217
End of period	$207,407,117	$199,679,204
Undistributed net investment income, respectively,
end of period	$666,434	$1,693,566

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 47

Statement of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$1,900,028	$941,121
Net realized gain (loss) on sale of underlying
Putnam Fund shares	577,648	(1,414,178)
Net unrealized appreciation of underlying
Putnam Fund shares	295,923	4,435,994
Net increase in net assets resulting from operations	2,773,599	3,962,937
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,710,559)	(810,027)
Class B	(17,191)	(8,533)
Class C	(28,137)	(15,091)
Class M	(9,831)	(4,840)
Class R	(14,101)	(12,229)
Class R6	(81,187)	(34,246)
Class Y	(87,301)	(55,219)
Increase from capital share transactions (Note 4)	7,015,048	12,408,064
Total increase in net assets	7,840,340	15,430,816

NET ASSETS
Beginning of period	91,391,802	75,960,986
End of period	$99,232,142	$91,391,802
Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(40,502)	$7,777

* Unaudited

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

This page left blank intentionally.

RetirementReady® Funds 49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio
	Net asset		Net realized								of expenses	of net investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average net	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	assets (%) [b,e]	(%)
Class A
January 31, 2018**	$11.11	.28	1.13	1.41	(.47)	(.17)	(.64)	$11.88	12.99 *	$149	.21*	2.42*	38*
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016 ‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59 *	23	.17*	1.02*	4*
Class B
January 31, 2018**	$11.05	.19	1.18	1.37	(.37)	(.17)	(.54)	$11.88	12.63*	$16	.59 *	1.64*	38*
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016 ‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
January 31, 2018**	$11.03	.19	1.16	1.35	(.39)	(.17)	(.56)	$11.82	12.51*	$67	.59 *	1.64*	38*
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016 ‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class M
January 31, 2018**	$11.08	.21	1.18	1.39	(.41)	(.17)	(.58)	$11.89	12.74*	$15	.47*	1.82*	38*
July 31, 2017	9.81	.01	1.39	1.40	(.03)	(.10)	(.13)	11.08	14.48	12.90		.11	15
July 31, 2016 ‡	10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	9.81	.34*	10	.50*	1.31*	4*
Class R
January 31, 2018**	$11.10	.24	1.16	1.40	(.44)	(.17)	(.61)	$11.89	12.87*	$25	.34*	2.09 *	38*
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016 ‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R6
January 31, 2018**	$11.15	.43	1.02	1.45	(.50)	(.17)	(.67)	$11.93	13.23*	$254	.03*	3.69 *	38*
July 31, 2017†	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69 *	15
Class Y
January 31, 2018**	$11.14	.32	1.11	1.43	(.49)	(.17)	(.66)	$11.91	13.08*	$44	.09 *	2.77*	38*
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016 ‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	— *	1.20 *	4*

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds	RetirementReady® Funds 51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio
	Net asset		Net realized								of expenses	of net investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average net	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	assets (%) [b,e]	(%)
Class A
January 31, 2018**	$11.92	.26	1.24	1.50	(.48)	(.17)	(.65)	$12.77	12.82*	$12,814	.23*	2.11*	16*
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	71[g]
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	54[g]
Class B
January 31, 2018**	$11.81	.18	1.26	1.44	(.39)	(.17)	(.56)	$12.69	12.38*	$111	.61*	1.50*	16*
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	71[g]
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	54[g]
Class C
January 31, 2018**	$11.66	.20	1.23	1.43	(.40)	(.17)	(.57)	$12.52	12.40 *	$915	.61*	1.66*	16*
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	71[g]
July 31, 2013	9.65	—[f]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	54[g]
Class M
January 31, 2018**	$11.89	.18	1.29	1.47	(.40)	(.17)	(.57)	$12.79	12.52*	$72	.48*	1.50*	16*
July 31, 2017	10.44	—[f]	1.51	1.51	(.04)	(.02)	(.06)	11.89	14.49	79.95		.03	30
July 31, 2016	11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	10.44	(2.24)	57.75		.95	38
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69[g]
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	71[g]
July 31, 2013	9.72	—[f]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	54[g]
Class R
January 31, 2018**	$11.86	.22	1.27	1.49	(.45)	(.17)	(.62)	$12.73	12.72*	$264	.36*	1.76*	16*
July 31, 2017	10.42	.06	1.46	1.52	(.6)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.9)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	71[g]
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	54[g]
Class R6
January 31, 2018**	$12.03	.29	1.25	1.54	(.52)	(.17)	(.69)	$12.88	13.05*	$4,330	.03*	2.35*	16*
July 31, 2017†	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
January 31, 2018**	$12.01	.27	1.26	1.53	(.51)	(.17)	(.68)	$12.86	12.93*	$3,604	.11*	2.17*	16*
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	71[g]
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	54[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds	RetirementReady® Funds 53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio
	Net asset		Net realized								of expenses	of net investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average net	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	assets (%) [b,e]	(%)
Class A
January 31, 2018**	$19.41	.40	1.98	2.38	(.84)	(.13)	(.97)	$20.82	12.44*	$48,102	.21*	2.00 *	15*
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	—	(.86)	17.69	9.43	16,701.25		1.11	40[g]
July 31, 2014	15.22	.12	2.06	2.18	(.41)	—	(.41)	16.99	14.45	4,423.25		.76	54[g]
July 31, 2013	12.58	.12	2.69	2.81	(.17)	—	(.17)	15.22	22.52	4,133.25		.87	44[g]
Class B
January 31, 2018**	$19.13	.32	1.94	2.26	(.69)	(.13)	(.82)	$20.57	11.97*	$497	.59 *	1.61*	15*
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	—	(.73)	17.45	8.65	334	1.00	.61	40[g]
July 31, 2014	15.05	—[f]	2.03	2.03	(.32)	—	(.32)	16.76	13.57	284	1.00	(.01)	54[g]
July 31, 2013	12.45	.01	2.66	2.67	(.07)	—	(.07)	15.05	21.54	197	1.00	.06	44[g]
Class C
January 31, 2018**	$18.95	.36	1.89	2.25	(.67)	(.13)	(.80)	$20.40	12.02*	$814	.59 *	1.82*	15*
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	—	(.75)	17.29	8.58	575	1.00	.60	40[g]
July 31, 2014	14.96	.01	2.01	2.02	(.34)	—	(.34)	16.64	13.58	409	1.00	.04	54[g]
July 31, 2013	12.39	—[f]	2.66	2.66	(.09)	—	(.09)	14.96	21.60	210	1.00	(.02)	44[g]
Class M
January 31, 2018**	$19.57	.36	1.98	2.34	(.74)	(.13)	(.87)	$21.04	12.13*	$169	.47*	1.76*	15*
July 31, 2017	17.20	.01	2.40	2.41	(.04)	—	(.04)	19.57	14.06	137.91		.04	37
July 31, 2016	17.84	.16	(.53)	(.37)	(.27)	—	(.27)	17.20	(2.02)	124.75		.96	41
July 31, 2015	17.14	.14	1.35	1.49	(.79)	—	(.79)	17.84	8.90	87.75		.77	40[g]
July 31, 2014	15.37	.03	2.09	2.12	(.35)	—	(.35)	17.14	13.85	52.75		.15	54[g]
July 31, 2013	12.71	.04	2.72	2.76	(.10)	—	(.10)	15.37	21.83	31.75		.26	44[g]
Class R
January 31, 2018**	$19.20	.37	1.96	2.33	(.80)	(.13)	(.93)	$20.60	12.30 *	$828	.34*	1.84*	15*
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	—	(.82)	17.41	9.22	3,088.50		1.16	40[g]
July 31, 2014	15.00	.07	2.03	2.10	(.38)	—	(.38)	16.72	14.13	2,553.50		.43	54[g]
July 31, 2013	12.41	.07	2.66	2.73	(.14)	—	(.14)	15.00	22.19	2,123.50		.53	44[g]
Class R6
January 31, 2018**	$19.58	.47	1.96	2.43	(.91)	(.13)	(1.04)	$20.97	12.59 *	$8,939	.03*	2.32*	15*
July 31, 2017†	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37
Class Y
January 31, 2018**	$19.54	.42	2.01	2.43	(.89)	(.13)	(1.02)	$20.95	12.62*	$4,883	.09 *	2.07*	15*
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	—	(.89)	17.77	9.69	5,574	—	1.54	40[g]
July 31, 2014	15.27	.18	2.05	2.23	(.45)	—	(.45)	17.05	14.73	4,450	—	1.08	54[g]
July 31, 2013	12.62	.14	2.71	2.85	(.20)	—	(.20)	15.27	22.81	3,966	—	.97	44[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds	RetirementReady® Funds 55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average net	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$21.46	.45	2.07	2.52	(.99)	(.99)	$22.99	11.91*	$48,822	.22 *	2.01*	18*
July 31, 2017	18.91	.07	2.59	2.66	(.11)	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	(.42)	18.91	(1.23)	31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	(.96)	19.58	9.14	20,065.25		1.30	38[g]
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	55[g]
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	16.77	21.70	7,036.25		.90	42[g]
Class B
January 31, 2018**	$19.51	.32	1.88	2.20	(.84)	(.84)	$20.87	11.46*	$657	.60 *	1.60 *	18*
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	(.31)	17.22	(1.97)	547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	(.83)	17.89	8.31	420	1.00	.67	38[g]
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	55[g]
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	15.43	20.81	230	1.00	.29	42[g]
Class C
January 31, 2018**	$19.53	.33	1.88	2.21	(.85)	(.85)	$20.89	11.47*	$1,047	.60 *	1.63*	18*
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	(.33)	17.25	(1.91)	1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	(.87)	17.93	8.33	864	1.00	.59	38[g]
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	55[g]
July 31, 2013	13.16	—[f]	2.69	2.69	(.34)	(.34)	15.51	20.85	248	1.00	.02	42[g]
Class M
January 31, 2018**	$20.85	.38	1.98	2.36	(.83)	(.83)	$22.38	11.48*	$161	.47*	1.78*	18*
July 31, 2017	18.35	(.04)	2.55	2.51	(.01)	(.01)	20.85	13.69	124.92		(.22)	37
July 31, 2016	19.00	.22	(.55)	(.33)	(.32)	(.32)	18.35	(1.69)	167.75		1.24	38
July 31, 2015	18.36	.17	1.37	1.54	(.90)	(.90)	19.00	8.56	161.75		.89	38[g]
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	55[g]
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	16.34	21.10	21.75		.38	42[g]
Class R
January 31, 2018**	$22.04	.43	2.13	2.56	(.92)	(.92)	$23.68	11.75*	$1,466	.34*	1.86*	18*
July 31, 2017	19.41	.07	2.61	2.68	(.05)	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	(.29)	19.41	(1.46)	1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	(.91)	20.00	8.83	3,175.50		1.26	38[g]
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	55[g]
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	17.13	21.40	2,331.50		.54	42[g]
Class R6
January 31, 2018**	$25.76	.66	2.42	3.08	(1.06)	(1.06)	$27.78	12.12*	$9,553	.03*	2.44*	18*
July 31, 2017†	22.65	.19	3.04	3.23	(.12)	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
January 31, 2018**	$25.72	.58	2.48	3.06	(1.04)	(1.04)	$27.74	12.03*	$7,636	.09 *	2.15*	18*
July 31, 2017	22.61	.10	3.15	3.25	(.14)	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	(.45)	22.61	(.95)	9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	(1.00)	23.30	9.41	6,556	—	1.73	38[g]
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	55[g]
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	19.74	22.04	4,939	—	1.04	42[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds	RetirementReady® Funds 57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio
	Net asset		Net realized								of expenses	of net investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average net	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	assets (%) [b,e]	(%)
Class A
January 31, 2018**	$23.21	.45	2.02	2.47	(1.10)	(.02)	(1.12)	$24.56	10.80 *	$129,782	.20 *	1.89 *	17*
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	—	(.99)	21.26	8.65	49,628.25		1.34	51[g]
July 31, 2014	18.34	.21	2.24	2.45	(.28)	—	(.28)	20.51	13.42	12,384.25		1.04	47[g]
July 31, 2013	15.48	.16	3.01	3.17	(.31)	—	(.31)	18.34	20.74	10,268.25		.94	40[g]
Class B
January 31, 2018**	$21.35	.33	1.87	2.20	(.94)	(.02)	(.96)	$22.59	10.44*	$757	.58 *	1.47*	17*
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	—	(.80)	19.69	7.92	666	1.00	.82	51[g]
July 31, 2014	17.04	.07	2.06	2.13	(.16)	—	(.16)	19.01	12.52	698	1.00	.40	47[g]
July 31, 2013	14.42	.03	2.81	2.84	(.22)	—	(.22)	17.04	19.87	694	1.00	.16	40[g]
Class C
January 31, 2018**	$21.06	.33	1.83	2.16	(.95)	(.02)	(.97)	$22.25	10.42*	$1,064	.58 *	1.50*	17*
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	—	(.85)	19.44	7.91	805	1.00	.78	51[g]
July 31, 2014	16.92	.04	2.08	2.12	(.21)	—	(.21)	18.83	12.55	632	1.00	.23	47[g]
July 31, 2013	14.33	.02	2.79	2.81	(.22)	—	(.22)	16.92	19.80	279	1.00	.15	40[g]
Class M
January 31, 2018**	$21.78	.51	1.75	2.26	(1.07)	(.02)	(1.09)	$22.95	10.53*	$521	.45*	2.27*	17*
July 31, 2017	19.35	(.07)	2.50	2.43	—	—	—	21.78	12.56	282.89		(.34)	39
July 31, 2016	20.02	.21	(.49)	(.28)	(.39)	—	(.39)	19.35	(1.35)	160.75		1.10	48
July 31, 2015	19.37	.22	1.33	1.55	(.90)	—	(.90)	20.02	8.16	114.75		1.11	51[g]
July 31, 2014	17.36	.09	2.13	2.22	(.21)	—	(.21)	19.37	12.84	78.75		.50	47[g]
July 31, 2013	14.71	.07	2.85	2.92	(.27)	—	(.27)	17.36	20.11	50.75		.45	40[g]
Class R
January 31, 2018**	$23.95	.38	2.15	2.53	(1.00)	(.02)	(1.02)	$25.46	10.70 *	$1,220	.33*	1.53*	17*
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	—	(.92)	21.80	8.45	4,726.50		1.35	51[g]
July 31, 2014	18.76	.16	2.30	2.46	(.24)	—	(.24)	20.98	13.13	3,894.50		.79	47[g]
July 31, 2013	15.84	.11	3.08	3.19	(.27)	—	(.27)	18.76	20.39	3,362.50		.66	40[g]
Class R6
January 31, 2018**	$27.29	.66	2.32	2.98	(1.18)	(.02)	(1.20)	$29.07	11.05*	$16,138	.03*	2.33*	17*
July 31, 2017†	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
January 31, 2018**	$27.26	.59	2.36	2.95	(1.16)	(.02)	(1.18)	$29.03	10.95*	$8,781	.08*	2.10 *	17*
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	—	(1.02)	24.82	8.96	9,215	—	1.79	51[g]
July 31, 2014	21.18	.32	2.58	2.90	(.33)	—	(.33)	23.75	13.74	7,284	—	1.40	47[g]
July 31, 2013	17.83	.20	3.49	3.69	(.34)	—	(.34)	21.18	20.99	6,259	—	1.00	40[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$23.10	.40	1.71	2.11	(.84)	(.84)	$24.37	9.24*	$85,609	.22 *	1.68*	21*
July 31, 2017	20.85	.06	2.34	2.40	(.15)	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	(.54)	20.85	(.54)	51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	(.77)	21.53	8.07	37,097.25		1.45	31[g]
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	45[g]
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	18.55	18.66	13,868.25		1.00	40[g]
Class B
January 31, 2018**	$21.21	.28	1.58	1.86	(.65)	(.65)	$22.42	8.83*	$851	.59 *	1.28*	21*
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	(.63)	19.81	7.28	1,235	1.00	.95	31[g]
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	45[g]
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	17.17	17.73	864	1.00	.11	40[g]
Class C
January 31, 2018**	$21.12	.26	1.59	1.85	(.67)	(.67)	$22.30	8.84*	$1,586	.59 *	1.21*	21*
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	(.67)	19.78	7.30	1,147	1.00	.91	31[g]
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	45[g]
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	17.17	17.72	468	1.00	.13	40[g]
Class M
January 31, 2018**	$22.23	.33	1.64	1.97	(.73)	(.73)	$23.47	8.96*	$574	.47*	1.45*	21*
July 31, 2017	20.07	(.05)	2.26	2.21	(.05)	(.05)	22.23	11.04	529.91		(.25)	37
July 31, 2016	20.74	.34	(.57)	(.23)	(.44)	(.44)	20.07	(1.05)	473.75		1.72	38
July 31, 2015	19.92	.16	1.32	1.48	(.66)	(.66)	20.74	7.54	460.75		.79	31[g]
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	45[g]
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	17.93	18.08	248.75		(.24)	40[g]
Class R
January 31, 2018**	$22.26	.37	1.63	2.00	(.80)	(.80)	$23.46	9.08*	$1,827	.34*	1.63*	21*
July 31, 2017	20.10	.02	2.24	2.26	(.10)	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	(.39)	20.10	(.80)	2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	(.72)	20.67	7.86	4,657.50		1.49	31[g]
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	45[g]
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	17.84	18.36	4,039.50		.72	40[g]
Class R6
January 31, 2018**	$27.03	.57	1.95	2.52	(.92)	(.92)	$28.63	9.41*	$20,742	.03*	2.04*	21*
July 31, 2017†	24.34	.16	2.70	2.86	(.17)	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
January 31, 2018**	$26.98	.54	1.98	2.52	(.90)	(.90)	$28.60	9.41*	$12,030	.09 *	1.92*	21*
July 31, 2017	24.30	.10	2.76	2.86	(.18)	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	(.59)	24.30	(.33)	17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	(.81)	24.99	8.35	12,853	—	1.88	31[g]
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	45[g]
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	21.37	18.95	10,623	—	1.03	40[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$22.51	.32	1.33	1.65	(.72)	(.72)	$23.44	7.39 *	$167,885	.20 *	1.40 *	22*
July 31, 2017	20.68	.16	1.82	1.98	(.15)	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	(.58)	20.68	(.45)	122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	(.49)	21.38	7.53	72,342.25		1.36	40[g]
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	44[g]
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	18.52	15.76	18,538.25		1.01	43[g]
Class B
January 31, 2018**	$21.36	.23	1.26	1.49	(.55)	(.55)	$22.30	7.00 *	$1,236	.58*	1.07*	22*
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	(.32)	20.32	6.71	1,325	1.00	.80	40[g]
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	44[g]
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	17.62	14.92	1,210	1.00	.23	43[g]
Class C
January 31, 2018**	$21.32	.24	1.25	1.49	(.58)	(.58)	$22.23	7.02*	$1,780	.58 *	1.10 *	22*
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	(.35)	20.29	6.68	1,313	1.00	.84	40[g]
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	44[g]
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	17.64	14.90	742	1.00	.24	43[g]
Class M
January 31, 2018**	$21.88	.26	1.29	1.55	(.62)	(.62)	$22.81	7.13*	$358	.45*	1.17*	22*
July 31, 2017	20.06	.03	1.79	1.82	—	—	21.88	9.07	259.89		.15	41
July 31, 2016	20.75	.38	(.59)	(.21)	(.48)	(.48)	20.06	(.96)	273.75		1.93	47
July 31, 2015	19.75	.20	1.17	1.37	(.37)	(.37)	20.75	6.99	248.75		.97	40[g]
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	44[g]
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	18.03	15.17	101.75		.47	43[g]
Class R
January 31, 2018**	$21.39	.29	1.25	1.54	(.67)	(.67)	$22.26	7.27*	$2,206	.33*	1.31*	22*
July 31, 2017	19.64	.11	1.73	1.84	(.09)	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	(.43)	19.64	(.71)	2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	(.43)	20.23	7.22	8,425.50		1.26	40[g]
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	44[g]
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	17.56	15.51	6,169.50		.75	43[g]
Class R6
January 31, 2018**	$25.84	.47	1.48	1.95	(.80)	(.80)	$26.99	7.59 *	$18,181	.03*	1.76*	22*
July 31, 2017†	23.67	.25	2.08	2.33	(.16)	(.16)	25.84	9.90 *	13,797	.05*	1.02*	41
Class Y
January 31, 2018**	$25.80	.42	1.52	1.94	(.78)	(.78)	$26.96	7.57*	$10,102	.07*	1.57*	22*
July 31, 2017	23.65	.21	2.11	2.32	(.17)	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	(.62)	23.65	(.19)	15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	(.52)	24.34	7.76	13,241	—	1.79	40[g]
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	44[g]
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	20.98	16.04	12,816	—	1.12	43[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$22.36	.34	.89	1.23	(.49)	(.49)	$23.10	5.51*	$91,104	.21*	1.49 *	19 *
July 31, 2017	21.08	.22	1.36	1.58	(.30)	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	(.55)	21.08	(.40)	60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	(.27)	21.73	6.72	40,668.25		1.44	30[g]
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	41[g]
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	19.06	12.44	23,727.25		1.12	47[g]
Class B
January 31, 2018**	$20.84	.23	.83	1.06	(.33)	(.33)	$21.57	5.12*	$1,136	.59 *	1.09 *	19 *
July 31, 2017	19.66	.05	1.28	1.33	(.15)	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	(.13)	20.29	5.91	1,128	1.00	.72	30[g]
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	41[g]
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	17.84	11.66	987	1.00	.32	47[g]
Class C
January 31, 2018**	$20.78	.23	.83	1.06	(.33)	(.33)	$21.51	5.11*	$2,108	.59 *	1.06*	19 *
July 31, 2017	19.62	.06	1.27	1.33	(.17)	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	(.13)	20.27	5.90	1,532	1.00	.68	30[g]
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	41[g]
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	17.87	11.67	807	1.00	.27	47[g]
Class M
January 31, 2018**	$21.13	.24	.86	1.10	(.32)	(.32)	$21.91	5.24*	$235	.47*	1.12*	19 *
July 31, 2017	19.96	.11	1.30	1.41	(.24)	(.24)	21.13	7.11	262.91		.55	37
July 31, 2016	20.60	.41	(.61)	(.20)	(.44)	(.44)	19.96	(.92)	240.75		2.08	42
July 31, 2015	19.57	.20	1.00	1.20	(.17)	(.17)	20.60	6.16	205.75		1.00	30[g]
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	41[g]
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	18.09	11.95	226.75		.64	47[g]
Class R
January 31, 2018**	$20.97	.30	.82	1.12	(.45)	(.45)	$21.64	5.36*	$2,637	.34*	1.40 *	19 *
July 31, 2017	19.78	.16	1.29	1.45	(.26)	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	(.36)	19.78	(.69)	2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	(.22)	20.29	6.42	6,829.50		1.18	30[g]
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	41[g]
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	17.85	12.19	4,692.50		.81	47[g]
Class R6
January 31, 2018**	$22.55	.42	.85	1.27	(.56)	(.56)	$23.26	5.68*	$15,996	.03*	1.82*	19 *
July 31, 2017†	21.20	.28	1.39	1.67	(.32)	(.32)	22.55	7.98*	11,072	.05*	1.30 *	37
Class Y
January 31, 2018**	$22.50	.38	.88	1.26	(.54)	(.54)	$23.22	5.64*	$12,576	.09 *	1.66*	19 *
July 31, 2017	21.19	.27	1.38	1.65	(.34)	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	(.59)	21.19	(.15)	17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	(.31)	21.83	6.92	12,152	—	1.70	30[g]
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	41[g]
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	19.15	12.77	12,138	—	1.26	47[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$19.47	.35	.41	.76	(.45)	(.45)	$19.78	3.93*	$189,418	.19 *	1.75*	21*
July 31, 2017	18.55	.20	.91	1.11	(.19)	(.19)	19.47	6.05	186,299.37		1.05	49
July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	(.54)	18.55	(.38)	127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	(.22)	19.18	5.44	71,290.25		1.43	45[g]
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	42[g]
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	17.31	9.12	22,557.25		1.16	50[g]
Class B
January 31, 2018**	$18.73	.25	.41	.66	(.29)	(.29)	$19.10	3.52*	$934	.57*	1.30 *	21*
July 31, 2017	17.85	.06	.87	.93	(.05)	(.05)	18.73	5.24	1,106	1.12	.34	49
July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	(.39)	17.85	(1.11)	1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	(.05)	18.45	4.65	1,123	1.00	.80	45[g]
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	42[g]
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	16.66	8.37	1,235	1.00	.37	50[g]
Class C
January 31, 2018**	$18.71	.26	.40	.66	(.30)	(.30)	$19.07	3.52*	$2,011	.57*	1.34*	21*
July 31, 2017	17.84	.07	.86	.93	(.06)	(.06)	18.71	5.25	2,063	1.12	.37	49
July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	(.41)	17.84	(1.12)	2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	(.10)	18.46	4.63	1,842	1.00	.80	45[g]
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	42[g]
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	16.71	8.30	1,047	1.00	.35	50[g]
Class M
January 31, 2018**	$19.10	.27	.43	.70	(.30)	(.30)	$19.50	3.65*	$158	.45*	1.39*	21*
July 31, 2017	18.21	.10	.90	1.00	(.11)	(.11)	19.10	5.51	258.87		.55	49
July 31, 2016	18.82	.42	(.60)	(.18)	(.43)	(.43)	18.21	(.89)	180.75		2.33	47
July 31, 2015	18.05	.19	.70	.89	(.12)	(.12)	18.82	4.93	180.75		1.02	45[g]
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	42[g]
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	16.99	8.62	140.75		.59	50[g]
Class R
January 31, 2018**	$18.77	.30	.41	.71	(.42)	(.42)	$19.06	3.77*	$4,283	.32*	1.59 *	21*
July 31, 2017	17.88	.15	.88	1.03	(.14)	(.14)	18.77	5.79	4,442.62		.80	49
July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	(.44)	17.88	(.60)	3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	(.16)	18.44	5.17	5,716.50		1.29	45[g]
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	42[g]
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	16.67	8.86	4,587.50		.84	50[g]
Class R6
January 31, 2018**	$21.90	.63	.27	.90	(.52)	(.52)	$22.28	4.11*	$7,841	.03*	2.85*	21*
July 31, 2017†	20.80	.30	1.01	1.31	(.21)	(.21)	21.90	6.34*	3,838	.05*	1.41*	49
Class Y
January 31, 2018**	$21.88	.51	.38	.89	(.51)	(.51)	$22.26	4.07*	$2,762	.07*	2.31*	21*
July 31, 2017	20.79	.23	1.07	1.30	(.21)	(.21)	21.88	6.32	1,673.12		1.11	49
July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	(.58)	20.79	(.13)	4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	(.25)	21.41	5.72	5,325	—	1.75	45[g]
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	42[g]
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	19.26	9.41	7,104	—	1.27	50[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady Income Fund Lifestyle 1

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized								Ratio of net
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	income	distributions	end of period	(%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [b,e]	turnover (%)
Class A
January 31, 2018**	$17.65	.36	.16	.52	(.36)	(.36)	$17.81	2.96*	$87,364	.20 *	2.00 *	13*
July 31, 2017	17.02	.20	.63	.83	(.20)	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	(.61)	17.02	(.27)	63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	(.41)	17.69	3.52	17,655.25		1.71	28[g]
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	39[g]
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	16.98	4.74	14,681.25		1.14	57[g]
Class B
January 31, 2018**	$17.28	.27	.18	.45	(.32)	(.32)	$17.41	2.63*	$919	.58 *	1.57*	13*
July 31, 2017	16.74	.07	.61	.68	(.14)	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	(.53)	16.74	(.99)	1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	(.33)	17.45	2.68	368	1.00	.88	28[g]
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	39[g]
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	16.86	3.92	172	1.00	.35	57[g]
Class C
January 31, 2018**	$17.33	.27	.17	.44	(.32)	(.32)	$17.45	2.56*	$1,500	.58 *	1.54*	13*
July 31, 2017	16.79	.07	.61	.68	(.14)	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	(.53)	16.79	(.93)	1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	(.33)	17.49	2.68	814	1.00	.98	28[g]
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	39[g]
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	16.91	3.98	676	1.00	.28	57[g]
Class M
January 31, 2018**	$17.69	.33	.18	.51	(.34)	(.34)	$17.86	2.88*	$551	.32*	1.87*	13*
July 31, 2017	17.07	.16	.62	.78	(.16)	(.16)	17.69	4.62	506.63		.94	39
July 31, 2016	17.73	.52	(.61)	(.09)	(.57)	(.57)	17.07	(.46)	528.50		3.05	33
July 31, 2015	17.54	.25	.30	.55	(.36)	(.36)	17.73	3.18	396.50		1.42	28[g]
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	39[g]
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	17.02	4.47	313.50		.86	57[g]
Class R
January 31, 2018**	$17.64	.34	.16	.50	(.34)	(.34)	$17.80	2.82*	$670	.32*	1.89 *	13*
July 31, 2017	17.01	.19	.60	.79	(.16)	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	(.57)	17.01	(.53)	1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	(.37)	17.68	3.26	854.50		1.34	28[g]
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	39[g]
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	16.97	4.47	1,002.50		.92	57[g]
Class R6
January 31, 2018**	$17.71	.38	.17	.55	(.39)	(.39)	$17.87	3.12*	$3,775	.03*	2.14*	13*
July 31, 2017†	17.08	.25	.63	.88	(.25)	(.25)	17.71	5.20 *	3,711	.05*	1.42*	39
Class Y
January 31, 2018**	$17.71	.39	.15	.54	(.38)	(.38)	$17.87	3.08*	$4,451	.07*	2.20 *	13*
July 31, 2017	17.08	.27	.60	.87	(.24)	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	(.66)	17.08	(.02)	7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	(.46)	17.75	3.78	1,460	—	1.90	28[g]
July 31, 2014	17.04	.68	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96	39[g]
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	17.04	5.04	7,232	—	.93	57[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/18	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
Putnam RetirementReady 2060 Fund
Class A, B, C, M, R, Y	10.45%	73.93%	114.41%	N/A	N/A	N/A
Class R6	10.45%	60.14%	N/A	N/A	N/A	N/A
Putnam RetirementReady 2055 Fund
Class A, B, C, M, R, Y	0.22	0.88	1.13	2.09%	3.14%	0.28%
Class R6	0.22	0.80	N/A	N/A	N/A	N/A
Putnam RetirementReady 2050 Fund
Class A, B, C, M, R, Y	0.09	0.27	0.28	0.46	0.45	0.13
Class R6	0.09	0.25	N/A	N/A	N/A	N/A
Putnam RetirementReady 2045 Fund
Class A, B, C, M, R, Y	0.09	0.25	0.26	0.36	0.45	0.12
Class R6	0.09	0.24	N/A	N/A	N/A	N/A
Putnam RetirementReady 2040 Fund
Class A, B, C, M, R, Y	0.07	0.13	0.14	0.23	0.35	0.12
Class R6	0.07	0.13	N/A	N/A	N/A	N/A
Putnam RetirementReady 2035 Fund
Class A, B, C, M, R, Y	0.06	0.17	0.17	0.22	0.27	0.11
Class R6	0.06	0.16	N/A	N/A	N/A	N/A
Putnam RetirementReady 2030 Fund
Class A, B, C, M, R, Y	0.04	0.11	0.11	0.17	0.23	0.11
Class R6	0.04	0.11	N/A	N/A	N/A	N/A
Putnam RetirementReady 2025 Fund
Class A, B, C, M, R, Y	0.06	0.16	0.15	0.20	0.23	0.11
Class R6	0.06	0.15	N/A	N/A	N/A	N/A

70 RetirementReady® Funds

Financial highlights cont.

	1/31/18	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
Putnam RetirementReady 2020 Fund
Class A, B, C, M, R, Y	0.05	0.13	0.11	0.18	0.25	0.11
Class R6	0.05	0.13	N/A	N/A	N/A	N/A
Putnam Retirement Income Fund Lifestyle 1
Class A, B, C, M, R, Y	0.06	0.19	0.21	0.55	0.37	0.12
Class R6	0.06	0.17	N/A	N/A	N/A	N/A

f Amount represents less than $0.01 per share.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:

	7/31/15	7/31/14	7/31/13
Putnam RetirementReady 2055 Fund	249%	202%	183%
Putnam RetirementReady 2050 Fund	158	100	104
Putnam RetirementReady 2045 Fund	116	92	86
Putnam RetirementReady 2040 Fund	204	90	84
Putnam RetirementReady 2035 Fund	101	79	86
Putnam RetirementReady 2030 Fund	157	77	80
Putnam RetirementReady 2025 Fund	71	74	89
Putnam RetirementReady 2020 Fund	160	75	89
Putnam Retirement Income Fund Lifestyle 1	39	98	138

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Notes to financial statements 1/31/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2017 through January 31, 2018.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of January 31, 2018, each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively. Class A shares generally are not subject to a contingent deferred sales charge and class M, class R, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified n Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

72 RetirementReady® Funds

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

RetirementReady® Funds 73

At July 31, 2017, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover
	Short-term	Long-term	Total	Expiration
Putnam RetirementReady 2050 Fund	$120,186	N/A	$120,186	July 31, 2018
Putnam RetirementReady 2045 Fund	3,496,655	N/A	3,496,655	July 31, 2018
Putnam RetirementReady 2040 Fund	1,269,017	N/A	1,269,017	July 31, 2018
Putnam RetirementReady 2035 Fund	7,125,186	N/A	7,125,186	July 31, 2018
Putnam RetirementReady 2030 Fund	8,976,746	N/A	8,976,746	July 31, 2018
Putnam RetirementReady 2025 Fund	18,024,537	N/A	18,024,537	July 31, 2018
Putnam RetirementReady 2020 Fund	21,313,938	N/A	21,313,938	July 31, 2018
Putnam Retirement Income Fund
Lifestyle 1	1,209,756	N/A	1,209,756	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $31,391 and Putnam RetirementReady 2050 Fund has elected to defer $51,356 to their fiscal year ending July 31, 2018 late year ordinary losses ((i) ordinary losses recognized between January 1, 2017 and July 31, 2017, and (ii) specified ordinary and currency losses recognized between November 1, 2016 and July 31, 2017).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components as of the close of the reporting period were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income
	appreciation	(depreciation)	(depreciation)	tax purposes
Putnam RetirementReady 2060 Fund	$15,352	$(4,296)	$11,056	$558,755
Putnam RetirementReady 2055 Fund	1,629,270	(60,212)	1,569,058	20,546,762
Putnam RetirementReady 2050 Fund	5,231,316	(92,700)	5,138,616	59,120,287
Putnam RetirementReady 2045 Fund	4,589,198	(162,307)	4,426,891	64,943,890
Putnam RetirementReady 2040 Fund	10,115,979	(388,196)	9,727,783	148,601,457
Putnam RetirementReady 2035 Fund	5,754,120	(321,733)	5,432,387	117,839,204
Putnam RetirementReady 2030 Fund	7,830,615	(314,478)	7,516,137	194,310,188
Putnam RetirementReady 2025 Fund	4,254,578	(423,523)	3,831,055	122,013,745
Putnam RetirementReady 2020 Fund	1,346,392	(537,817)	808,575	206,680,892
Putnam Retirement Income Fund
Lifestyle 1	2,609,094	(4,106,269)	(1,497,175)	100,768,537

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

74 RetirementReady® Funds

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2018 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2027 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

Fees waived and
reimbursed by the Manager
Putnam RetirementReady 2060 Fund	$46,108
Putnam RetirementReady 2055 Fund	41,696
Putnam RetirementReady 2050 Fund	50,450
Putnam RetirementReady 2045 Fund	58,331
Putnam RetirementReady 2040 Fund	107,471
Putnam RetirementReady 2035 Fund	65,890
Putnam RetirementReady 2030 Fund	75,773
Putnam RetirementReady 2025 Fund	65,846
Putnam RetirementReady 2020 Fund	94,536
Putnam Retirement Income Fund Lifestyle 1	56,253

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing (for class A, B, C, M, R and Y) that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts.  Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total
Putnam RetirementReady 2060 Fund	$159	$13	$51	$12	$14	$32	$28	$309
Putnam RetirementReady 2055 Fund	11,811	111	914	77	294	939	3,247	17,393
Putnam RetirementReady 2050 Fund	39,461	423	719	132	753	1,957	3,612	47,057
Putnam RetirementReady 2045 Fund	41,597	569	881	133	1,032	2,011	6,125	52,348
Putnam RetirementReady 2040 Fund	92,927	566	754	295	1,156	3,525	6,006	105,229
Putnam RetirementReady 2035 Fund	71,311	740	1,454	487	1,537	4,340	9,130	88,999
Putnam RetirementReady 2030 Fund	124,435	946	1,247	195	1,793	3,850	5,733	138,199
Putnam RetirementReady 2025 Fund	75,094	1,054	1,777	218	2,535	3,240	9,609	93,527
Putnam RetirementReady 2020 Fund	125,498	715	1,366	110	2,966	1,380	1,371	133,406
Putnam Retirement Income Fund
Lifestyle 1	59,535	678	1,125	370	526	940	2,775	65,949

RetirementReady® Funds 75

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b –1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.75%	0.50%
Putnam RetirementReady 2060 Fund	$228	$74	$295	$52	$40	$689
Putnam RetirementReady 2055 Fund	14,027	526	4,344	275	698	19,870
Putnam RetirementReady 2050 Fund	56,489	2,422	4,120	568	2,157	65,756
Putnam RetirementReady 2045 Fund	57,540	3,150	4,875	550	2,855	68,970
Putnam RetirementReady 2040 Fund	154,756	3,773	5,022	1,470	3,859	168,880
Putnam RetirementReady 2035 Fund	101,045	4,197	8,249	2,070	4,355	119,916
Putnam RetirementReady 2030 Fund	212,429	6,459	8,512	996	6,121	234,517
Putnam RetirementReady 2025 Fund	108,489	6,091	10,273	943	7,324	133,120
Putnam RetirementReady 2020 Fund	235,439	5,361	10,255	623	11,137	262,815
	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.50%	0.50%
Putnam Retirement Income Fund
Lifestyle 1	105,167	4,785	7,948	1,308	1,857	121,065

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A net	Class M net
	commissions	commissions	Class B CDSC	Class C CDSC
Putnam RetirementReady 2060 Fund	$550	$—	$—	$—
Putnam RetirementReady 2055 Fund	2,558	33	—	198
Putnam RetirementReady 2050 Fund	2,819	94	551	103
Putnam RetirementReady 2045 Fund	4,008	51	—	31
Putnam RetirementReady 2040 Fund	4,319	2,741	1	11
Putnam RetirementReady 2035 Fund	5,364	21	—	167
Putnam RetirementReady 2030 Fund	6,361	123	946	157
Putnam RetirementReady 2025 Fund	5,681	56	523	71
Putnam RetirementReady 2020 Fund	2,011	235	2,620	384
Putnam Retirement Income Fund
Lifestyle 1	988	—	—	—

76 RetirementReady® Funds

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
Putnam RetirementReady 2060 Fund	$—
Putnam RetirementReady 2055 Fund	—
Putnam RetirementReady 2050 Fund	36
Putnam RetirementReady 2045 Fund	—
Putnam RetirementReady 2040 Fund	50
Putnam RetirementReady 2035 Fund	—
Putnam RetirementReady 2030 Fund	—
Putnam RetirementReady 2025 Fund	—
Putnam RetirementReady 2020 Fund	—
Putnam Retirement Income Fund Lifestyle 1	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam RetirementReady 2060 Fund	$452,589	$168,286
Putnam RetirementReady 2055 Fund	7,248,567	3,085,662
Putnam RetirementReady 2050 Fund	14,853,917	8,795,798
Putnam RetirementReady 2045 Fund	20,953,291	11,612,250
Putnam RetirementReady 2040 Fund	37,140,926	24,653,531
Putnam RetirementReady 2035 Fund	40,494,628	24,191,875
Putnam RetirementReady 2030 Fund	45,458,805	43,797,793
Putnam RetirementReady 2025 Fund	38,945,196	22,097,332
Putnam RetirementReady 2020 Fund	49,360,704	43,286,509
Putnam Retirement Income Fund Lifestyle 1	20,130,064	12,508,967

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	15,241	$173,094	4,815	$50,848
Shares issued in connection with
reinvestment of distributions	1,042	11,877	59	590
	16,283	184,971	4,874	51,438
Shares repurchased	(10,685)	(125,517)	(254)	(2,766)
Net increase	5,598	$59,454	4,620	$48,672

RetirementReady® Funds 77

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	161	$1,600
Shares issued in connection with
reinvestment of distributions	60	689	14	144
	60	689	175	1,744
Shares repurchased	—	—	(2)	(25)
Net increase	60	$689	173	$1,719

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	1,767	$20,270	2,521	$26,240
Shares issued in connection with
reinvestment of distributions	258	2,931	45	448
	2,025	23,201	2,566	26,688
Shares repurchased	(1,101)	(12,688)	(64)	(671)
Net increase	924	$10,513	2,502	$26,017

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	99	$1,141	92	$986
Shares issued in connection with
reinvestment of distributions	61	700	14	139
	160	1,841	106	1,125
Shares repurchased	(2)	(25)	(2)	(25)
Net increase	158	$1,816	104	$1,100

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	896	$10,455	90	$959
Shares issued in connection with
reinvestment of distributions	66	755	16	163
	962	11,210	106	1,122
Shares repurchased	—*	(4)	—	—
Net increase	962	$11,206	106	$1,122

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	15,067	$178,175	7,664	$79,226
Shares issued in connection with
reinvestment of distributions	1,062	12,154	56	559
	16,129	190,329	7,720	79,785
Shares repurchased	(2,028)	(22,968)	(539)	(5,559)
Net increase	14,101	$167,361	7,181	$74,226

78 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,554	$18,214	2,399	$25,490
Shares issued in connection with
reinvestment of distributions	197	2,250	26	263
	1,751	20,464	2,425	25,753
Shares repurchased	(183)	(2,045)	(2,669)	(27,353)
Net increase (decrease)	1,568	$18,419	(244)	$(1,600)
* Shares repurchased are less than 1.

Putnam RetirementReady 2055 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	221,840	$2,768,309	539,161	$5,953,708
Shares issued in connection with
reinvestment of distributions	49,838	611,013	5,971	64,007
	271,678	3,379,322	545,132	6,017,715
Shares repurchased	(109,787)	(1,360,651)	(160,388)	(1,771,005)
Net increase	161,891	$2,018,671	384,744	$4,246,710

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	375	$4,660	1,825	$19,711
Shares issued in connection with
reinvestment of distributions	397	4,846	20	212
	772	9,506	1,845	19,923
Shares repurchased	(282)	(3,514)	(983)	(10,850)
Net increase	490	$5,992	862	$9,073

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	9,017	$110,511	11,233	$121,476
Shares issued in connection with
reinvestment of distributions	3,373	40,572	211	2,219
	12,390	151,083	11,444	123,695
Shares repurchased	(8,963)	(109,575)	(5,732)	(63,107)
Net increase	3,427	$41,508	5,712	$60,588

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	500	$6,276	1,179	$12,938
Shares issued in connection with
reinvestment of distributions	246	3,023	31	336
	746	9,299	1,210	13,274
Shares repurchased	(1,699)	(21,100)	(29)	(310)
Net increase (decrease)	(953)	$(11,801)	1,181	$12,964

RetirementReady® Funds 79

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	6,971	$84,518	16,914	$186,834
Shares issued in connection with
reinvestment of distributions	575	7,028	211	2,253
	7,546	91,546	17,125	189,087
Shares repurchased	(8,191)	(100,637)	(21,916)	(238,000)
Net decrease	(645)	$(9,091)	(4,791)	$(48,913)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	82,579	$1,043,528	317,503	$3,419,927
Shares issued in connection with
reinvestment of distributions	17,365	214,802	2,209	23,860
	99,944	1,258,330	319,712	3,443,787
Shares repurchased	(41,358)	(525,426)	(42,192)	(474,557)
Net increase	58,586	$732,904	277,520	$2,969,230

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	72,159	$901,543	132,648	$1,460,096
Shares issued in connection with
reinvestment of distributions	14,125	174,442	2,338	25,223
	86,284	1,075,985	134,986	1,485,319
Shares repurchased	(21,262)	(264,520)	(283,524)	(3,036,016)
Net increase (decrease)	65,022	$811,465	(148,538)	$(1,550,697)

Putnam RetirementReady 2050 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	221,325	$4,489,399	1,205,088	$21,397,931
Shares issued in connection with
reinvestment of distributions	106,244	2,128,074	13,160	230,425
	327,569	6,617,473	1,218,248	21,628,356
Shares repurchased	(237,019)	(4,784,095)	(720,050)	(12,883,977)
Net increase	90,550	$1,833,378	498,198	$8,744,379

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	241	$4,828	4,034	$68,027
Shares issued in connection with
reinvestment of distributions	989	19,588	—	—
	1,230	24,416	4,034	68,027
Shares repurchased	(1,616)	(32,065)	(6,446)	(110,992)
Net decrease	(386)	$(7,649)	(2,412)	$(42,965)

80 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	5,478	$107,988	9,919	$173,291
Shares issued in connection with
reinvestment of distributions	1,517	29,776	—	—
	6,995	137,764	9,919	173,291
Shares repurchased	(12,880)	(252,171)	(4,003)	(70,608)
Net increase (decrease)	(5,885)	$(114,407)	5,916	$102,683

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	743	$15,244	2,210	$39,654
Shares issued in connection with
reinvestment of distributions	326	6,609	21	368
	1,069	21,853	2,231	40,022
Shares repurchased	(29)	(615)	(2,446)	(45,968)
Net increase (decrease)	1,040	$21,238	(215)	$(5,946)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	11,836	$232,094	33,556	$601,146
Shares issued in connection with
reinvestment of distributions	1,634	32,376	327	5,664
	13,470	264,470	33,883	606,810
Shares repurchased	(11,363)	(226,607)	(76,770)	(1,353,380)
Net increase (decrease)	2,107	$37,863	(42,887)	$(746,570)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	69,669	$1,434,552	394,216	$6,875,128
Shares issued in connection with
reinvestment of distributions	20,509	413,659	2,156	37,994
	90,178	1,848,211	396,372	6,913,122
Shares repurchased	(28,535)	(584,013)	(31,845)	(573,795)
Net increase	61,643	$1,264,198	364,527	$6,339,327

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	55,248	$1,133,236	81,287	$1,454,760
Shares issued in connection with
reinvestment of distributions	10,034	202,082	1,319	23,210
	65,282	1,335,318	82,606	1,477,970
Shares repurchased	(18,657)	(388,721)	(334,486)	(5,762,173)
Net increase (decrease)	46,625	$946,597	(251,880)	$(4,284,203)

RetirementReady® Funds 81

Putnam RetirementReady 2045 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	340,747	$7,590,886	915,140	$18,001,185
Shares issued in connection with
reinvestment of distributions	91,405	2,025,536	10,039	194,847
	432,152	9,616,422	925,179	18,196,032
Shares repurchased	(276,585)	(6,198,752)	(609,541)	(12,120,532)
Net increase	155,567	$3,417,670	315,638	$6,075,500

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,475	$44,771
Shares issued in connection with
reinvestment of distributions	1,273	25,629	—	—
	1,273	25,629	2,475	44,771
Shares repurchased	(794)	(16,118)	(3,213)	(57,426)
Net increase (decrease)	479	$9,511	(738)	$(12,655)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	4,385	$89,733	6,794	$123,920
Shares issued in connection with
reinvestment of distributions	2,015	40,605	—	—
	6,400	130,338	6,794	123,920
Shares repurchased	(3,301)	(66,824)	(23,419)	(412,948)
Net increase (decrease)	3,099	$63,514	(16,625)	$(289,028)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	1,329	$28,272	3,674	$72,734
Shares issued in connection with
reinvestment of distributions	266	5,731	5	99
	1,595	34,003	3,679	72,833
Shares repurchased	(377)	(8,039)	(6,840)	(140,874)
Net increase (decrease)	1,218	$25,964	(3,161)	$(68,041)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	17,945	$418,094	34,963	$724,116
Shares issued in connection with
reinvestment of distributions	1,483	33,851	216	4,305
	19,428	451,945	35,179	728,421
Shares repurchased	(10,533)	(236,390)	(63,167)	(1,285,128)
Net increase (decrease)	8,895	$215,555	(27,988)	$(556,707)

82 RetirementReady® Funds

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	72,870	$1,975,628	322,161	$7,381,443
Shares issued in connection with
reinvestment of distributions	13,122	351,274	1,391	32,337
	85,992	2,326,902	323,552	7,413,780
Shares repurchased	(27,590)	(728,991)	(38,075)	(927,010)
Net increase	58,402	$1,597,911	285,477	$6,486,770

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	67,140	$1,800,876	112,740	$2,672,727
Shares issued in connection with
reinvestment of distributions	10,051	268,671	1,152	26,754
	77,191	2,069,547	113,892	2,699,481
Shares repurchased	(27,290)	(737,800)	(322,006)	(7,351,257)
Net increase (decrease)	49,901	$1,331,747	(208,114)	$(4,651,776)

Putnam RetirementReady 2040 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	513,217	$12,368,118	2,774,023	$58,917,310
Shares issued in connection with
reinvestment of distributions	237,462	5,646,854	15,444	326,020
	750,679	18,014,972	2,789,467	59,243,330
Shares repurchased	(595,815)	(14,296,013)	(1,750,565)	(37,728,192)
Net increase	154,864	$3,718,959	1,038,902	$21,515,138

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,552	$88,809
Shares issued in connection with
reinvestment of distributions	1,413	30,922	—	—
	1,413	30,922	4,552	88,809
Shares repurchased	(2,329)	(52,155)	(10,294)	(199,754)
Net decrease	(916)	$(21,233)	(5,742)	$(110,945)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	3,121	$68,177	17,527	$346,143
Shares issued in connection with
reinvestment of distributions	2,034	43,843	—	—
	5,155	112,020	17,527	346,143
Shares repurchased	(4,092)	(88,040)	(14,776)	(291,215)
Net increase	1,063	$23,980	2,751	$54,928

RetirementReady® Funds 83

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	9,947	$225,963	4,854	$102,788
Shares issued in connection with
reinvestment of distributions	994	22,096	—	—
	10,941	248,059	4,854	102,788
Shares repurchased	(1,171)	(27,147)	(181)	(3,537)
Net increase	9,770	$220,912	4,673	$99,251

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	9,061	$220,291	20,589	$454,924
Shares issued in connection with
reinvestment of distributions	1,948	48,015	36	788
	11,009	268,306	20,625	455,712
Shares repurchased	(32,929)	(813,609)	(46,593)	(1,032,489)
Net decrease	(21,920)	$(545,303)	(25,968)	$(576,777)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	119,271	$3,433,906	500,362	$12,306,331
Shares issued in connection with
reinvestment of distributions	23,077	649,147	1,251	31,012
	142,348	4,083,053	501,613	12,337,343
Shares repurchased	(53,596)	(1,534,516)	(35,136)	(902,454)
Net increase	88,752	$2,548,537	466,477	$11,434,889

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	54,869	$1,540,504	101,769	$2,536,953
Shares issued in connection with
reinvestment of distributions	12,020	337,749	952	23,570
	66,889	1,878,253	102,721	2,560,523
Shares repurchased	(23,370)	(653,201)	(416,010)	(10,092,400)
Net increase (decrease)	43,519	$1,225,052	(313,289)	$(7,531,877)

Putnam RetirementReady 2035 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	568,505	$13,573,088	1,570,728	$33,771,033
Shares issued in connection with
reinvestment of distributions	121,855	2,892,843	21,568	457,677
	690,360	16,465,931	1,592,296	34,228,710
Shares repurchased	(470,757)	(11,201,188)	(785,907)	(17,023,875)
Net increase	219,603	$5,264,743	806,389	$17,204,835

84 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,138	$61,018
Shares issued in connection with
reinvestment of distributions	1,060	23,169	—	—
	1,060	23,169	3,138	61,018
Shares repurchased	(2,083)	(45,489)	(25,062)	(503,850)
Net decrease	(1,023)	$(22,320)	(21,924)	$(442,832)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	4,256	$92,369	13,136	$260,316
Shares issued in connection with
reinvestment of distributions	2,127	46,237	23	441
	6,383	138,606	13,159	260,757
Shares repurchased	(12,197)	(266,221)	(17,404)	(338,417)
Net decrease	(5,814)	$(127,615)	(4,245)	$(77,660)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	173	$4,000	436	$9,080
Shares issued in connection with
reinvestment of distributions	763	17,439	59	1,204
	936	21,439	495	10,284
Shares repurchased	(262)	(5,974)	(286)	(5,895)
Net increase	674	$15,465	209	$4,389

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	25,824	$585,189	34,726	$731,318
Shares issued in connection with
reinvestment of distributions	2,317	52,966	492	10,079
	28,141	638,155	35,218	741,397
Shares repurchased	(11,790)	(270,808)	(73,216)	(1,526,490)
Net increase (decrease)	16,351	$367,347	(37,998)	$(785,093)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	163,941	$4,632,608	629,127	$15,501,445
Shares issued in connection with
reinvestment of distributions	22,266	621,005	3,344	82,853
	186,207	5,253,613	632,471	15,584,298
Shares repurchased	(30,124)	(850,847)	(64,189)	(1,653,225)
Net increase	156,083	$4,402,766	568,282	$13,931,073

RetirementReady® Funds 85

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	129,351	$3,615,990	170,802	$4,342,380
Shares issued in connection with
reinvestment of distributions	12,458	346,950	2,019	49,994
	141,809	3,962,940	172,821	4,392,374
Shares repurchased	(54,841)	(1,526,230)	(550,820)	(13,467,739)
Net increase (decrease)	86,968	$2,436,710	(377,999)	$(9,075,365)

Putnam RetirementReady 2030 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	594,503	$13,764,144	3,791,748	$80,302,792
Shares issued in connection with
reinvestment of distributions	220,041	5,060,938	47,646	998,181
	814,544	18,825,082	3,839,394	81,300,973
Shares repurchased	(1,195,520)	(27,656,137)	(2,210,825)	(47,152,825)
Net increase (decrease)	(380,976)	$(8,831,055)	1,628,569	$34,148,148

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	10,268	$208,339
Shares issued in connection with
reinvestment of distributions	1,391	30,452	—	—
	1,391	30,452	10,268	208,339
Shares repurchased	(6,780)	(149,401)	(13,171)	(269,732)
Net decrease	(5,389)	$(118,949)	(2,903)	$(61,393)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	14,355	$313,389	20,219	$408,097
Shares issued in connection with
reinvestment of distributions	2,043	44,585	29	575
	16,398	357,974	20,248	408,672
Shares repurchased	(8,756)	(192,990)	(25,085)	(512,130)
Net increase (decrease)	7,642	$164,984	(4,837)	$(103,458)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	4,284	$97,511	6,656	$140,052
Shares issued in connection with
reinvestment of distributions	326	7,290	—	—
	4,610	104,801	6,656	140,052
Shares repurchased	(741)	(16,488)	(8,439)	(174,702)
Net increase (decrease)	3,869	$88,313	(1,783)	$(34,650)

86 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	12,686	$276,605	55,443	$1,136,140
Shares issued in connection with
reinvestment of distributions	3,145	68,680	602	11,991
	15,831	345,285	56,045	1,148,131
Shares repurchased	(35,627)	(774,118)	(85,575)	(1,724,705)
Net decrease	(19,796)	$(428,833)	(29,530)	$(576,574)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	130,270	$3,504,588	577,584	$13,810,694
Shares issued in connection with
reinvestment of distributions	19,309	511,113	3,079	73,892
	149,579	4,015,701	580,663	13,884,586
Shares repurchased	(9,901)	(264,801)	(46,643)	(1,161,754)
Net increase	139,678	$3,750,900	534,020	$12,722,832

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	121,948	$3,249,704	129,488	$3,178,358
Shares issued in connection with
reinvestment of distributions	8,706	230,176	1,512	36,267
	130,654	3,479,880	131,000	3,214,625
Shares repurchased	(19,653)	(514,419)	(514,397)	(12,226,788)
Net increase (decrease)	111,001	$2,965,461	(383,397)	$(9,012,163)

Putnam RetirementReady 2025 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	686,340	$15,674,852	1,529,898	$32,767,323
Shares issued in connection with
reinvestment of distributions	81,133	1,851,453	47,674	1,004,973
	767,473	17,526,305	1,577,572	33,772,296
Shares repurchased	(441,850)	(10,106,792)	(823,922)	(17,684,751)
Net increase	325,623	$7,419,513	753,650	$16,087,545

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	1,572	$33,180	11,619	$234,714
Shares issued in connection with
reinvestment of distributions	881	18,790	403	7,944
	2,453	51,970	12,022	242,658
Shares repurchased	(7,388)	(158,203)	(9,474)	(189,261)
Net increase (decrease)	(4,935)	$(106,233)	2,548	$53,397

RetirementReady® Funds 87

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	15,160	$322,580	20,796	$417,469
Shares issued in connection with
reinvestment of distributions	1,478	31,416	871	17,133
	16,638	353,996	21,667	434,602
Shares repurchased	(13,503)	(287,299)	(21,112)	(427,777)
Net increase	3,135	$66,697	555	$6,825

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	208	$4,522	5,371	$106,913
Shares issued in connection with
reinvestment of distributions	161	3,493	192	3,844
	369	8,015	5,563	110,757
Shares repurchased	(2,047)	(44,248)	(5,160)	(107,388)
Net increase (decrease)	(1,678)	$(36,233)	403	$3,369

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	19,038	$405,421	53,719	$1,090,424
Shares issued in connection with
reinvestment of distributions	2,033	43,496	1,444	28,585
	21,071	448,917	55,163	1,119,009
Shares repurchased	(29,623)	(637,259)	(49,029)	(981,387)
Net increase (decrease)	(8,552)	$(188,342)	6,134	$137,622

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	207,975	$4,827,409	539,559	$11,508,262
Shares issued in connection with
reinvestment of distributions	15,476	355,490	6,639	140,803
	223,451	5,182,899	546,198	11,649,065
Shares repurchased	(26,886)	(628,014)	(55,178)	(1,216,126)
Net increase	196,565	$4,554,885	491,020	$10,432,939

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	147,307	$3,381,057	128,196	$2,768,820
Shares issued in connection with
reinvestment of distributions	12,193	279,712	6,242	132,203
	159,500	3,660,769	134,438	2,901,023
Shares repurchased	(19,481)	(448,447)	(561,566)	(11,937,872)
Net increase (decrease)	140,019	$3,212,322	(427,128)	$(9,036,849)

88 RetirementReady® Funds

Putnam RetirementReady 2020 Fund

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,030,055	$20,356,535	5,638,470	$105,835,491
Shares issued in connection with
reinvestment of distributions	213,746	4,197,962	85,900	1,591,714
	1,243,801	24,554,497	5,724,370	107,427,205
Shares repurchased	(1,235,863)	(24,413,615)	(3,026,147)	(57,026,841)
Net increase	7,938	$140,882	2,698,223	$50,400,364

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	3,564	$67,263	10,634	$192,403
Shares issued in connection with
reinvestment of distributions	795	15,097	190	3,396
	4,359	82,360	10,824	195,799
Shares repurchased	(14,475)	(275,739)	(16,298)	(295,771)
Net decrease	(10,116)	$(193,379)	(5,474)	$(99,972)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	7,340	$139,519	22,707	$408,883
Shares issued in connection with
reinvestment of distributions	1,621	30,710	443	7,930
	8,961	170,229	23,150	416,813
Shares repurchased	(13,799)	(261,944)	(30,125)	(550,349)
Net decrease	(4,838)	$(91,715)	(6,975)	$(133,536)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	459	$8,917	4,710	$87,121
Shares issued in connection with
reinvestment of distributions	120	2,326	68	1,249
	579	11,243	4,778	88,370
Shares repurchased	(5,984)	(114,235)	(1,162)	(21,586)
Net increase (decrease)	(5,405)	$(102,992)	3,616	$66,784

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	11,227	$213,091	171,352	$3,135,035
Shares issued in connection with
reinvestment of distributions	4,830	91,430	1,321	23,624
	16,057	304,521	172,673	3,158,659
Shares repurchased	(28,090)	(536,231)	(118,789)	(2,150,383)
Net increase (decrease)	(12,033)	$(231,710)	53,884	$1,008,276

RetirementReady® Funds 89

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	239,474	$5,375,993	209,836	$4,403,437
Shares issued in connection with
reinvestment of distributions	9,056	200,231	1,584	32,967
	248,530	5,576,224	211,420	4,436,404
Shares repurchased	(71,818)	(1,594,383)	(36,147)	(772,907)
Net increase	176,712	$3,981,841	175,273	$3,663,497

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	51,464	$1,153,774	36,430	$773,076
Shares issued in connection with
reinvestment of distributions	2,673	59,066	617	12,828
	54,137	1,212,840	37,047	785,904
Shares repurchased	(6,501)	(143,263)	(200,197)	(4,173,554)
Net increase (decrease)	47,636	$1,069,577	(163,150)	$(3,387,650)

Putnam Retirement Income Fund Lifestyle 1

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	819,449	$14,644,680	1,956,942	$33,678,424
Shares issued in connection with
reinvestment of distributions	95,688	1,698,215	47,239	804,187
	915,137	16,342,895	2,004,181	34,482,611
Shares repurchased	(558,161)	(9,970,916)	(1,183,031)	(20,313,533)
Net increase	356,976	$6,371,979	821,150	$14,169,078

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,979	$33,327
Shares issued in connection with
reinvestment of distributions	975	16,911	505	8,409
	975	16,911	2,484	41,736
Shares repurchased	(4,939)	(86,013)	(11,036)	(185,862)
Net decrease	(3,964)	$(69,102)	(8,552)	$(144,126)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	4,857	$85,383	8,984	$151,873
Shares issued in connection with
reinvestment of distributions	1,613	28,074	903	15,064
	6,470	113,457	9,887	166,937
Shares repurchased	(17,498)	(305,745)	(23,231)	(392,796)
Net decrease	(11,028)	$(192,288)	(13,344)	$(225,859)

90 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	2,243	$40,126	3,243	$56,010
Shares issued in connection with
reinvestment of distributions	553	9,831	284	4,840
	2,796	49,957	3,527	60,850
Shares repurchased	(495)	(8,811)	(5,857)	(100,858)
Net increase (decrease)	2,301	$41,146	(2,330)	$(40,008)

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	3,026	$53,917	10,753	$184,326
Shares issued in connection with
reinvestment of distributions	795	14,101	721	12,228
	3,821	68,018	11,474	196,554
Shares repurchased	(7,596)	(135,124)	(54,624)	(935,747)
Net decrease	(3,775)	$(67,106)	(43,150)	$(739,193)

			FOR THE PERIOD 9/2/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/18		TO 7/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	13,210	$236,854	221,672	$3,823,086
Shares issued in connection with
reinvestment of distributions	4,557	81,187	1,996	34,246
	17,767	318,041	223,668	3,857,332
Shares repurchased	(16,114)	(289,919)	(14,076)	(245,254)
Net increase	1,653	$28,122	209,592	$3,612,078

	SIX MONTHS ENDED 1/31/18		YEAR ENDED 7/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	83,181	$1,488,830	62,879	$1,084,247
Shares issued in connection with
reinvestment of distributions	4,899	87,301	3,227	55,219
	88,080	1,576,131	66,106	1,139,466
Shares repurchased	(37,749)	(673,834)	(312,433)	(5,363,372)
Net increase (decrease)	50,331	$902,297	(246,327)	$(4,223,906)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the
		Percentage of	end of the
	Shares owned	shares outstanding	reporting period
Putnam RetirementReady 2060 Fund class B	1,084	81.50%	$12,878
Putnam RetirementReady 2060 Fund class M	1,089	84.75	12,948
Putnam RetirementReady 2060 Fund class R	1,095	52.37	13,020
Putnam RetirementReady 2060 Fund class R6	1,094	5.14	13,051
Putnam RetirementReady 2060 Fund class Y	1,105	29.86	13,161

RetirementReady® Funds 91

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	38.6%, 7.3%
Putnam RetirementReady 2055 Fund	17.0%, 11.3%
Putnam RetirementReady 2050 Fund	11.2%
Putnam RetirementReady 2045 Fund	9.8%, 6.4%
Putnam RetirementReady 2040 Fund	6.7%
Putnam RetirementReady 2035 Fund	12.6%
Putnam RetirementReady 2030 Fund	5.8%
Putnam RetirementReady 2025 Fund	9.3%, 5.8%

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$1,338	$2,942	$951	$84	$—	$4	$(47)	327	$3,286
Putnam Absolute Return
500 Fund Class P	5,926	9,861	3,597	256	198	112	(333)	1,066	11,969
Putnam Absolute Return
700 Fund Class P	20,282	32,931	12,263	967	219	736	(906)	3,340	40,780
Putnam Dynamic Asset Allocation
Equity Fund Class P	199,978	330,563	123,530	9,407	27,231	19,749	(6,443)	30,348	420,317
Putnam Dynamic Asset Allocation
Growth Fund Class P	43,541	73,288	26,186	1,963	6,988	3,275	(2,922)	5,075	90,996
Putnam Government Money
Market Fund Class G	1,218	3,004	1,759	—	—	—	—	2,463	2,463
Totals	$272,283	$452,589	$168,286	$12,677	$34,636	$23,876	$(10,651)		$569,811

92 RetirementReady® Funds	RetirementReady® Funds 93

Putnam RetirementReady 2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$118,144	$73,296	$18,977	$3,922	$—	$284	$(1,864)	17,020	$170,883
Putnam Absolute Return
500 Fund Class P	374,105	150,954	53,746	9,044	6,992	1,923	(6,482)	41,563	466,754
Putnam Absolute Return
700 Fund Class P	1,280,764	484,134	183,210	34,168	7,727	11,835	(3,431)	130,229	1,590,092
Putnam Dynamic Asset Allocation
Equity Fund Class P	12,240,553	4,633,765	2,292,050	311,108	900,628	453,733	228,332	1,102,118	15,264,333
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,112,089	1,840,463	489,700	88,826	316,249	83,552	(17,765)	252,573	4,528,639
Putnam Government Money
Market Fund Class G	77,143	65,955	47,979	289	—	—	—	95,119	95,119
Totals	$17,202,798	$7,248,567	$3,085,662	$447,357	$1,231,596	$551,327	$198,790		$22,115,820

Putnam RetirementReady 2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$715,775	$315,787	$90,855	$21,654	$—	$585	$(8,995)	92,858	$932,297
Putnam Absolute Return
500 Fund Class P	1,220,613	286,816	138,289	26,659	20,610	(410)	(10,588)	120,939	1,358,142
Putnam Absolute Return
700 Fund Class P	4,179,126	883,519	471,421	100,746	22,784	6,058	29,568	378,939	4,626,850
Putnam Dynamic Asset Allocation
Equity Fund Class P	31,277,229	6,679,911	5,699,413	702,790	2,034,511	953,885	711,884	2,449,350	33,923,496
Putnam Dynamic Asset Allocation
Growth Fund Class P	18,457,298	6,525,168	2,250,873	461,475	1,642,994	293,836	121,745	1,290,974	23,147,174
Putnam Government Money
Market Fund Class G	253,175	162,716	144,947	882	—	—	—	270,944	270,944
Totals	$56,103,216	$14,853,917	$8,795,798	$1,314,206	$3,720,899	$1,253,954	$843,614		$64,258,903

94 RetirementReady® Funds	RetirementReady® Funds 95

Putnam RetirementReady 2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$1,258,156	$645,830	$207,838	$39,595	$—	$940	$(16,650)	167,374	$1,680,438
Putnam Absolute Return
500 Fund Class P	1,267,824	552,052	201,917	31,891	24,655	(905)	(14,782)	142,678	1,602,272
Putnam Absolute Return
700 Fund Class P	4,340,797	1,284,356	654,818	110,461	24,981	5,183	28,129	409,799	5,003,647
Putnam Dynamic Asset Allocation
Equity Fund Class P	21,736,752	6,147,801	5,736,804	487,788	1,412,098	1,090,438	60,094	1,682,186	23,298,281
Putnam Dynamic Asset Allocation
Growth Fund Class P	29,369,667	12,127,489	4,648,740	755,499	2,689,809	601,904	41,884	2,091,032	37,492,204
Putnam Government Money
Market Fund Class G	260,309	195,763	162,133	949	—	—	—	293,939	293,939
Totals	$58,233,505	$20,953,291	$11,612,250	$1,426,183	$4,151,543	$1,697,560	$98,675		$69,370,781

Putnam RetirementReady 2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$3,503,684	$839,103	$458,065	$90,995	$—	$2,431	$(34,735)	383,707	$3,852,418
Putnam Absolute Return
300 Fund Class P	279,738	417,632	63,309	26,786	—	1,121	(14,919)	63,292	620,263
Putnam Absolute Return
500 Fund Class P	5,366,986	1,530,494	722,638	122,201	94,475	19,908	(72,397)	545,178	6,122,353
Putnam Absolute Return
700 Fund Class P	12,057,563	3,231,295	1,623,334	304,790	68,928	96,417	4,063	1,127,437	13,766,004
Putnam Dynamic Asset Allocation
Balanced Fund Class P	2,697,611	3,731,369	599,235	38,065	260,225	59,454	89,129	379,818	5,978,328
Putnam Dynamic Asset Allocation
Equity Fund Class P	19,478,181	3,470,142	7,005,376	355,183	1,028,222	1,487,309	(538,661)	1,219,610	16,891,595
Putnam Dynamic Asset Allocation
Growth Fund Class P	97,123,564	22,715,304	13,586,387	2,194,408	7,812,754	1,693,135	487,757	6,047,595	108,433,373
Putnam Government Money
Market Fund Class G	2,054,506	1,205,587	595,187	8,593	—	—	—	2,664,906	2,664,906
Totals	$142,561,833	$37,140,926	$24,653,531	$3,141,021	$9,264,604	$3,359,775	$(79,763)		$158,329,240

96 RetirementReady® Funds	RetirementReady® Funds 97

Putnam RetirementReady 2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$2,892,920	$1,181,557	$420,473	$85,207	$—	$(922)	$(31,808)	360,685	$3,621,274
Putnam Absolute Return
300 Fund Class P	1,752,987	1,405,662	306,661	119,943	—	1,141	(59,243)	285,090	2,793,886
Putnam Absolute Return
500 Fund Class P	5,413,810	1,752,670	753,283	126,040	97,443	(8,692)	(50,243)	565,829	6,354,262
Putnam Absolute Return
700 Fund Class P	11,606,344	4,105,974	1,657,969	311,025	70,338	(13,585)	96,817	1,157,869	14,137,581
Putnam Dynamic Asset Allocation
Balanced Fund Class P	16,536,183	12,364,646	2,889,756	190,578	1,153,280	339,682	392,858	1,699,086	26,743,613
Putnam Dynamic Asset Allocation
Growth Fund Class P	63,799,989	18,364,712	17,534,557	1,324,629	4,716,073	2,335,760	(882,722)	3,685,621	66,083,182
Putnam Government Money
Market Fund Class G	2,847,562	1,319,407	629,176	11,677	—	—	—	3,537,793	3,537,793
Totals	$104,849,795	$40,494,628	$24,191,875	$2,169,099	$6,037,134	$2,653,384	$(534,341)		$123,271,591

Putnam RetirementReady 2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$7,365,503	$1,844,488	$1,179,533	$191,269	$—	$7,854	$(76,511)	793,008	$7,961,801
Putnam Absolute Return
300 Fund Class P	9,672,245	3,623,582	1,649,625	501,482	—	11,418	(240,300)	1,165,033	11,417,320
Putnam Absolute Return
500 Fund Class P	13,087,505	3,822,347	2,157,456	297,090	229,683	61,483	(184,392)	1,302,715	14,629,487
Putnam Absolute Return
700 Fund Class P	26,485,760	3,977,111	4,036,028	600,861	135,884	115,208	128,574	2,184,326	26,670,625
Putnam Dynamic Asset Allocation
Balanced Fund Class P	84,241,519	22,419,970	14,438,996	802,726	4,229,945	1,439,173	1,645,486	6,055,092	95,307,152
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,954,297	283,546	298,641	20,518	13,410	15,217	40,505	180,863	1,994,924
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,027,401	7,410,878	18,470,021	743,885	2,648,455	3,503,815	(2,426,081)	2,010,373	36,045,992
Putnam Government Money
Market Fund Class G	7,289,634	2,076,883	1,567,493	28,963	—	—	—	7,799,024	7,799,024
Totals	$196,123,864	$45,458,805	$43,797,793	$3,186,794	$7,257,377	$5,154,168	$(1,112,719)		$201,826,325

98 RetirementReady® Funds	RetirementReady® Funds 99

Putnam RetirementReady 2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$5,316,249	$1,913,696	$672,534	$154,533	$—	$(2,345)	$(56,147)	647,303	$6,498,919
Putnam Absolute Return
300 Fund Class P	9,656,729	4,315,295	1,270,530	541,232	—	(43,173)	(208,076)	1,270,433	12,450,245
Putnam Absolute Return
500 Fund Class P	12,535,255	6,113,674	1,714,977	336,527	260,172	(16,667)	(158,504)	1,492,322	16,758,781
Putnam Absolute Return
700 Fund Class P	14,095,671	3,598,736	2,547,025	339,827	76,851	(28,579)	139,863	1,249,686	15,258,666
Putnam Dynamic Asset Allocation
Balanced Fund Class P	51,266,531	13,795,118	13,500,333	477,718	2,335,677	1,146,161	615,694	3,387,749	53,323,171
Putnam Dynamic Asset Allocation
Conservative Fund Class P	9,111,563	7,176,730	1,489,289	134,094	100,583	89,912	266,956	1,374,059	15,155,872
Putnam Government Money
Market Fund Class G	5,269,843	2,031,947	902,644	22,750	—	—	—	6,399,146	6,399,146
Totals	$107,251,841	$38,945,196	$22,097,332	$2,006,681	$2,773,283	$1,145,309	$599,786		$125,844,800

Putnam RetirementReady 2020 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$13,121,771	$3,844,981	$1,938,156	$358,712	$—	$53,035	$(186,727)	1,483,556	$14,894,904
Putnam Absolute Return
300 Fund Class P	27,934,935	9,424,911	4,185,173	1,431,929	—	214,524	(869,727)	3,318,313	32,519,470
Putnam Absolute Return
500 Fund Class P	43,412,497	11,919,982	6,348,994	988,272	764,042	442,759	(866,790)	4,324,083	48,559,454
Putnam Absolute Return
700 Fund Class P	14,869,057	2,059,394	4,940,741	273,881	61,938	528,927	(385,207)	993,565	12,131,430
Putnam Dynamic Asset Allocation
Balanced Fund Class P	39,418,991	5,894,368	16,256,532	315,254	1,343,950	1,951,364	(770,116)	1,921,098	30,238,075
Putnam Dynamic Asset Allocation
Conservative Fund Class P	49,217,553	13,700,239	7,527,313	560,856	383,092	681,291	836,186	5,159,380	56,907,956
Putnam Government Money
Market Fund Class G	11,810,949	2,516,829	2,089,600	49,317	—	—	—	12,238,178	12,238,178
Totals	$199,785,753	$49,360,704	$43,286,509	$3,978,221	$2,553,022	$3,871,900	$(2,242,381)		$207,489,467

100 RetirementReady® Funds	RetirementReady® Funds 101

Putnam Retirement Income Fund Lifestyle 1

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Name of affiliate	as of 7/31/17	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/18	as of 1/31/18
Putnam Absolute Return
100 Fund Class P	$8,195,573	$1,856,288	$1,034,263	$213,081	$—	$(3,258)	$(72,088)	890,663	$8,942,252
Putnam Absolute Return
300 Fund Class P	19,085,452	4,729,506	2,412,425	914,670	—	(88,727)	(317,632)	2,142,467	20,996,174
Putnam Absolute Return
500 Fund Class P	27,528,717	6,024,559	3,701,725	596,104	460,853	(44,623)	(201,026)	2,636,322	29,605,902
Putnam Dynamic Asset Allocation
Conservative Fund Class P	31,215,979	6,195,705	4,472,464	340,900	225,587	27,816	886,669	3,069,239	33,853,705
Putnam Government Money
Market Fund Class G	5,437,413	1,324,006	888,090	22,287	—	—	—	5,873,329	5,873,329
Totals	$91,463,134	$20,130,064	$12,508,967	$2,087,042	$686,440	$(108,792)	$295,923		$99,271,362

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

102 RetirementReady® Funds	RetirementReady® Funds 103

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Multi-Cap Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	American Government Income Fund
Investors Fund	Diversified Income Trust
Low Volatility Equity Fund	Emerging Markets Income Fund
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Consumer Fund	Income Fund
Global Financials Fund	Money Market Fund†
Global Health Care Fund	Short Duration Income Fund
Global Industrials Fund	U. S. Government Income Trust
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Telecommunications Fund	Intermediate-Term Municipal Income Fund
Global Utilities Fund	Short-Term Municipal Income Fund
Tax Exempt Income Fund
Growth	Tax-Free High Yield Fund
Growth Opportunities Fund
International Growth Fund	State tax-free income funds ‡
Multi-Cap Growth Fund	California, Massachusetts, Minnesota,
Small Cap Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.

104 RetirementReady® Funds

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	George Putnam Balanced Fund
Absolute Return 300 Fund®
Absolute Return 500 Fund®	Dynamic Asset Allocation Balanced Fund
Absolute Return 700 Fund®	Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Putnam PanAgora**	Dynamic Risk Allocation Fund
Putnam PanAgora Managed Futures Strategy
Putnam PanAgora Market Neutral Fund	Retirement Income Fund Lifestyle 1
Putnam PanAgora Risk Parity Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

RetirementReady® Funds 105

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

106 RetirementReady® Funds

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

RetirementReady® Funds 107

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

108 RetirementReady® Funds

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA097 309790 3/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 28, 2018